UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4490
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Date of fiscal year end: 12/31
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Date of reporting period: 12/31/11
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ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock MUTUAL FUNDS

John Hancock
Lifestyle Portfolios

Annual Report

12.31.11

John Hancock

Lifestyle Aggressive Portfolio

Goal and strategy

The Portfolio seeks long-term growth of capital. Current income is not a consideration. The Portfolio operates as a fund of funds and normally invests 100% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation

Equity	97.3% of Total

U.S. Large Cap	50.5%

International Large Cap	8.8%

Emerging Markets	8.4%

U.S. Mid Cap	7.5%

Large Blend	5.5%

International Small Cap	5.1%

U.S. Small Cap	5.0%

Natural Resources	3.0%

Real Estate	2.0%

Health Sciences	1.0%

Small Growth	0.5%

Fixed Income	0.5% of Total

Intermediate Bond	0.5%

Currency	2.2% of Total

As a percentage of net assets on 12-31-11.

Portfolio results

During the 12 months ended December 31, 2011, the total returns for John Hancock Lifestyle Aggressive Portfolio’s Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares were: –7.09%, –7.83%, –7.76%, –7.49%, –7.41%, –7.13%, –6.76%, –7.95%1 and –6.66%, respectively, excluding sales charges. In comparison, the S&P 500 Index returned 2.11%, over the same period. The Portfolio’s Class A share results underperformed the –1.27% return of Morningstar, Inc.’s large blend fund average.2

Performance review

In 2011, the markets were driven by macroeconomic factors and a “risk on/risk off” mentality in which investors flocked either to the broad S&P 500 Index or the Barclays Capital U.S. Aggregate Bond Index. As a result, most diversifying sectors that typically help performance were detractors this year. For example, underperformance from allocations to emerging markets and global natural resource equities was in contrast to their positive contributions in 2010. On the positive side, U.S. real estate added slightly to relative performance.

The shifting market currents this year also proved to be a difficult environment for many managers, including some underlying fund managers in the Portfolio relative to their funds’ performance indexes. For example, Emerging Markets Fund (DFA), which had been a strong contributor last year, detracted from relative performance due to its emphasis on smaller-cap issues.

However, there were a number of bright spots where the funds outperformed their indexes. U.S. Equity Fund (GMO) (formerly U.S. Multi-Sector Fund) and International Core Fund (GMO) had success as the market began to reward the kind of high-quality stocks that the funds emphasize. Currency Strategies Fund (First Quadrant) gained from its short position (a negative stance) in the Swiss franc, which declined in the second half of the year.

The Portfolio added or increased exposure to several managers, including those with defensive strategies. For yield-oriented, defensive strategies these included Global Shareholder Yield Fund (Epoch), Redwood Fund (RCM) and Capital Appreciation Value Fund (T. Rowe Price). Additionally, to capitalize on promising opportunities in the attractive health care sector, we added Health Sciences Fund (T.Rowe Price). We believe these additions, combined with our ongoing exposure to the growth potential in emerging markets, help position the Portfolio well in today’s environment.

Over the lifetime of the Lifestyle Portfolios, there have been occasionally challenging periods, like 2011, when diversification was out of favor and more narrowly focused approaches were more successful. These episodes typically are short term, and historically they have been followed by periods in which diversification enhances performance. Although past performance does not guarantee future results, we firmly believe that continuing a balanced strategy founded on a range of diversified asset classes can be an important key to long-term investment success.

1 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

2 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

4 Lifestyle Portfolios | Annual report

	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05

Ending Value	$10,617	$10,640	$9,773	$10,959	$11,150	$11,357	$10,117	$11,449

Index 1	12,045	12,045	10,670	12,045	12,045	12,045	12,081	12,081

Index 2	10,980	10,980	9,021	10,980	10,980	10,980	10,927	10,927

S&P 500 Index — is an unmanaged index that includes 500 widely traded common stocks.

MSCI EAFE Index (Europe, Australasia, Far East) (gross of foreign withholding taxes on dividends) — is a free float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Performance chart

Total returns with maximum sales charge for the period ended 12-31-11

	Class A	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]
Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05

Average annual returns — 1 year	–11.74%	–12.41%	–8.68%	–7.49%	–7.41%	–7.13%	–6.76%	–7.95%	–6.66%

Average annual returns — 5 years	–2.91%	–2.99%	–2.62%	–2.20%	–2.17%	–1.87%	–1.56%	–3.35%	–1.43%

Average annual returns —10 years	—	—	—	—	—	—	—	—	—

Average annual returns — Since inception	0.88%	0.97%	1.00%	–0.43%	1.49%	1.77%	2.07%	0.19%	2.20%

Cumulative returns — 1 year	–11.74%	–12.41%	–8.68%	–7.49%	–7.41%	–7.13%	–6.76%	–7.95%	–6.66%

Cumulative returns — 5 years	–13.71%	–14.08%	–12.42%	–10.55%	–10.37%	–9.01%	–7.58%	–15.66%	–6.95%

Cumulative returns — 10 years	—	—	—	—	—	—	—	—	—

Cumulative returns — Since inception	5.60%	6.17%	6.40%	–2.27%	9.59%	11.50%	13.57%	1.17%	14.49%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-13 for Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R3	Class R4	Class R5	Class R6	Class 1

Net (%)	1.47	2.24	2.17	1.75	1.70	1.41	1.12	1.00	1.00
Gross (%)	1.47	2.24	2.17	1.75	1.70	1.41	1.12	2.22	1.00

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares. The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s prospectuses.

2 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

Annual report | Lifestyle Portfolios 5

John Hancock

Lifestyle Growth Portfolio

Goal and strategy

The Portfolio seeks long-term growth of capital. Current income is also a consideration. The Portfolio operates as a fund of funds and normally invests approximately 20% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 80% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation

Equity	81.7% of Total

U.S. Large Cap	45.4%

International Large Cap	6.9%

U.S. Mid Cap	6.4%

Emerging Markets	6.2%

Large Blend	4.8%

International Small Cap	3.5%

U.S. Small Cap	3.1%

Natural Resources	2.1%

Real Estate	1.9%

Health Sciences	1.0%

Small Growth	0.4%

Fixed Income	16.1% of Total

Multi-Sector Bond	5.0%

Intermediate Bond	3.8%

High-Yield Bond	3.7%

Bank Loan	2.5%

Global Bond	0.6%

Treasury Inflation-Protected
Securities	0.5%

Currency	2.2% of Total

As a percentage of net assets on 12-31-11.

Portfolio results

During the 12 months ended December 31, 2011, the total returns for John Hancock Lifestyle Growth Portfolio’s Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5, Class R6, Class 1 and Class 5 shares were: –5.30%, –5.91%, –5.90%, –5.59%, –5.50%, –5.18%, –4.92%, –5.63%1, –4.84% and –4.72%, respectively, excluding sales charges. In comparison, the S&P 500 Index returned 2.11%, the Barclays Capital U.S. Aggregate Bond Index returned 7.84% and a blended index — 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index — returned 3.45% over the same period. The Portfolio’s Class A shares underperformed the –3.80% return of Morningstar, Inc.’s average aggressive allocation fund.2

Performance review

In 2011, the markets were driven by macroeconomic factors and a “risk on/risk off” mentality in which investors flocked to either the broad S&P 500 Index or the Barclays Capital U.S. Aggregate Bond Index. As a result, most diversifying sectors that typically help performance were detractors this year. For example, underperformance from allocations to emerging markets, global natural resource equities and multi-sector and high-yield bonds was in contrast to their positive contributions in 2010. On the positive side, Treasury Inflation-Protected Securities (TIPS) and U.S. real estate added slightly to relative performance.

The shifting market currents this year also proved to be a difficult environment for many managers, including some underlying fund managers in the Portfolio relative to their funds’ performance indexes. For example, Emerging Markets Fund (DFA), which had been a strong contributor last year, detracted from relative performance due to its emphasis on smaller-cap issues. However, there were a number of bright spots where the funds outperformed their indexes. For example, U.S. Equity Fund (formerly U.S. Multi-Sector Fund) (GMO) and International Core Fund (GMO) had success as the market began to reward the kind of high-quality stocks that these funds emphasize.

The Portfolio added or increased exposure to several managers during the year, including those with defensive strategies. These included Global Shareholder Yield Fund (Epoch), Redwood Fund (RCM) and Capital Appreciation Value Fund (T. Rowe Price). Additionally, to capitalize on promising opportunities we see in the attractive health care sector, we added Health Sciences Fund (T.Rowe Price). We believe these additions, combined with our ongoing exposure to the growth potential in emerging markets, help position the Portfolio well in today’s environment.

Over the lifetime of the Lifestyle Portfolios, there have been occasionally challenging periods, like 2011, when diversification was out of favor and more narrowly focused approaches were more successful. These episodes typically are short term, and historically they have been followed by periods in which diversifica-tion enhances performance. Although past performance is no guarantee of future results, we firmly believe that continuing a balanced strategy founded on a range of diversified asset classes can be an important key to long-term investment success.

1 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

2 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

6 Lifestyle Portfolios | Annual report

	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]

Start date	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06

Ending Value	$11,227	$11,255	$10,481	$11,584	$11,796	$12,006	$11,228	$12,088	$11,133

Index 1	12,045	12,045	10,670	12,045	12,045	12,045	12,081	12,081	11,134

Index 2	14,458	14,458	13,997	14,458	14,458	14,458	14,464	14,464	14,399

Index 3	12,682	12,682	11,432	12,682	12,682	12,682	12,714	12,714	11,895

S&P 500 Index — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

80% S&P 500/20% Barclays Capital U.S. Aggregate Bond Index Blend — is comprised of 80% S&P 500 Index and 20% Barclays Capital U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Performance chart

Total returns with maximum sales charge for the period ended 12-31-11

	Class A	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06

Average annual returns — 1 year	–10.05%	–10.55%	–6.82%	–5.59%	–5.50%	–5.18%	–4.92%	–5.63%	–4.84%	–4.72%

Average annual returns — 5 years	–1.27%	–1.35%	–0.95%	–0.55%	–0.50%	–0.20%	0.10%	–0.96%	0.21%	0.26%

Average annual returns —10 years	—	—	—	—	—	—	—	—	—	—

Average annual returns — Since inception	1.78%	1.88%	1.92%	0.89%	2.40%	2.70%	2.99%	1.88%	3.10%	1.97%

Cumulative returns — 1 year	–10.05%	–10.55%	–6.82%	–5.59%	–5.50%	–5.18%	–4.92%	–5.63%	–4.84%	–4.72%

Cumulative returns — 5 years	–6.20%	–6.55%	–4.65%	–2.73%	–2.48%	–0.98%	0.49%	–4.70%	1.04%	1.31%

Cumulative returns — 10 years	—	—	—	—	—	—	—	—	—	—

Cumulative returns — Since inception	11.60%	12.27%	12.55%	4.81%	15.84%	17.96%	20.06%	12.28%	20.88%	11.33%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5, Class R6, Class 1 and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-13 for Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5

Net (%)	1.43	2.14	2.12	1.67	1.63	1.31	1.04	0.95	0.95	0.90
Gross (%)	1.43	2.14	2.12	1.67	1.63	1.31	1.04	1.37	0.95	0.90

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares. The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s prospectuses.

2 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

Annual report | Lifestyle Portfolios 7

John Hancock

Lifestyle Balanced Portfolio

Goal and strategy

The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 40% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 60% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation

Equity	58.9% of Total

U.S. Large Cap	33.7%

U.S. Mid Cap	4.4%

International Large Cap	4.4%

Emerging Markets	3.8%

Large Blend	3.3%

International Small Cap	2.4%

U.S. Small Cap	2.4%

Real Estate	1.7%

Natural Resources	1.5%

Health Sciences	1.0%

Small Growth	0.3%

Fixed Income	38.9% of Total

Intermediate Bond	11.6%

Multi-Sector Bond	11.4%

High-Yield Bond	5.9%

Bank Loan	5.1%

Global Bond	3.1%

Treasury Inflation-Protected
Securities	1.8%

Currency	2.2% Total

As a percentage of net assets on 12-31-11.

Portfolio results

During the 12 months ended December 31, 2011, the total returns for John Hancock Lifestyle Balanced Portfolio’s Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 and Class 5 shares were: –2.62%, –3.30%, –3.29%, –2.94%, –2.82%, –2.52%, –2.23%, –2.90% 1, –2.10% and –2.13%, respectively, excluding sales charges. In comparison, the S&P 500 Index returned 2.11%, the Barclays Capital U.S. Aggregate Bond Index returned 7.84% and a blended index — 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index — returned 4.69% over the same period. The Portfolio’s Class A shares underperformed the –0.11% return of Morningstar, Inc.’s moderate allocation fund average.2

Performance review

In 2011, the markets were driven by macroeconomic factors and a “risk on/risk off” mentality in which investors flocked to either the broad S&P 500 Index or the Barclays Capital U.S. Aggregate Bond Index. As a result, most diversifying sectors that typically help performance were detractors this year. For example, underper-formance from allocations to emerging markets and multi-sector and high-yield bonds was in contrast to their positive contributions in 2010. On the positive side, Treasury Inflation-Protected Securities (TIPS) and U.S. real estate added modestly to relative performance.

The shifting market currents this year also proved to be a difficult environment for many managers, including some underlying fund managers in the Portfolio relative to their funds’ performance indexes. For example, Emerging Markets Fund (DFA), which had been a strong contributor last year, detracted from relative performance due to its emphasis on smaller-cap issues.

However, there were a number of bright spots where the funds outperformed their indexes. U.S. Equity Fund (formerly U.S. Multi-Sector Fund) (GMO) and International Core Fund (GMO) had success as the market began to reward the kind of high-quality stocks that these funds emphasize.

The Portfolio added or increased exposure to several managers during the year, including those with defensive strategies. These include Global Shareholder Yield Fund (Epoch), Redwood Fund (RCM) and Capital Appreciation Value Fund (T. Rowe Price). Additionally, to capitalize on promising opportunities we see in the attractive health care sector, we added Health Sciences Fund (T.Rowe Price). We believe these additions, combined with our ongoing exposure to the growth potential in emerging markets, help position the Portfolio well in today’s environment.

Over the lifetime of the Lifestyle Portfolios, there have been occasionally challenging periods, like 2011, when diversification was out of favor and more narrowly focused approaches were more successful. These episodes typically are short term, and historically they have been followed by periods in which diversifica-tion enhances performance. Although past performance is no guarantee of future results, we firmly believe that continuing a balanced strategy founded on a range of diversified asset classes can be an important key to long-term investment success.

1 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

2 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

8 Lifestyle Portfolios | Annual report

	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]

Start date	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06

Ending Value	$11,828	$11,882	$11,097	$12,228	$12,447	$12,675	$11,843	$12,742	$11,921

Index 1	12,045	12,045	10,670	12,045	12,045	12,045	12,081	12,081	11,134

Index 2	14,458	14,458	13,997	14,458	14,458	14,458	14,464	14,464	14,399

Index 3	13,252	13,252	12,157	13,252	13,252	13,252	13,277	13,277	12,614

S&P 500 Index — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

60% S&P 500/40% Barclays Capital U.S. Aggregate Bond Index Blend — is comprised of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Performance chart

Total returns with maximum sales charge for the period ended 12-31-11

	Class A	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06

Average annual returns — 1 year	–7.47%	–8.03%	–4.24%	–2.94%	–2.82%	–2.52%	–2.23%	–2.90%	–2.10%	–2.13%

Average annual returns — 5 years	0.13%	0.05%	0.45%	0.76%	0.92%	1.22%	1.53%	0.45%	1.62%	1.65%

Average annual returns —10 years	—	—	—	—	—	—	—	—	—	—

Average annual returns — Since inception	2.68%	2.74%	2.82%	1.99%	3.29%	3.59%	3.89%	2.76%	3.98%	3.24%

Cumulative returns — 1 year	–7.47%	–8.03%	–4.24%	–2.94%	–2.82%	–2.52%	–2.23%	–2.90%	–2.10%	–2.13%

Cumulative returns — 5 years	0.65%	0.24%	2.27%	3.86%	4.70%	6.26%	7.89%	2.26%	8.37%	8.55%

Cumulative returns — 10 years	—	—	—	—	—	—	—	—	—	—

Cumulative returns — Since inception	17.81%	18.28%	18.82%	10.97%	22.28%	24.47%	26.75%	18.43%	27.42%	19.21%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5, Class R6, Class 1 and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-13 for Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5

Net (%)	1.40	2.11	2.10	1.67	1.60	1.26	0.99	0.93	0.93	0.88
Gross (%)	1.40	2.11	2.10	1.67	1.60	1.26	0.99	1.36	0.93	0.88

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares. The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s prospectuses.

2 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

Annual report | Lifestyle Portfolios 9

John Hancock

Lifestyle Moderate Portfolio

Goal and strategy

The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. The Portfolio operates as a fund of funds and normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation

Equity	38.1% of Total

U.S. Large Cap	24.6%

Large Blend	2.4%

U.S. Mid Cap	2.5%

Emerging Markets	2.1%

International Large Cap	1.9%

Real Estate	1.5%

U.S. Small Cap	1.0%

International Small Cap	1.0%

Natural Resources	1.0%

Small Growth	0.1%

Fixed Income	59.6% of Total

Intermediate Bond	24.6%

Multi-Sector Bond	14.7%

Bank Loan	7.4%

High-Yield Bond	7.1%

Global Bond	3.4%

Treasury Inflation-Protected
Securities	2.4%

Currency	2.3% of Total

As a percentage of net assets on 12-31-11.

Portfolio results

During the 12 months ended December 31, 2011, the total returns for John Hancock Lifestyle Moderate Portfolio’s Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5, Class R6, Class 1 and Class 5 shares were: 0.73%, –0.08%, –0.05%, 0.21%, 0.38%, 0.65%, 1.00%, –0.32%1, 1.12%, and 1.17%, respectively, excluding sales charges. In comparison, the S&P 500 Index returned 2.11%, the Barclays Capital U.S. Aggregate Bond Index returned 7.84% and a blended index — 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index — returned 5.84% over the same period. The Portfolio’s Class A shares trailed the 1.70% return of Morningstar, Inc.’s conservative allocation fund average.2

Performance review

In 2011, the markets were driven by macroeconomic factors and a “risk on/risk off” mentality in which investors flocked to either the broad S&P 500 Index or the Barclays Capital U.S. Aggregate Bond Index. As a result, most diversifying sectors that typically help performance were detractors this year. For example, underperformance from allocations to emerging markets and multi-sector and high-yield bonds was in contrast to their positive contributions in 2010. On the positive side, Treasury Inflation-Protected Securities (TIPS) and U.S. real estate added to relative performance.

The shifting market currents this year also proved to be a difficult environment for many managers, including some underlying fund managers in the Portfolio relative to their funds’ performance indexes. Total Return Fund (PIMCO) was hurt by its sizable underweight in U.S. Treasuries, which was one of the best performing bond sectors. High Income Fund (John Hancock) was hurt by positions in poor performing industries such as airlines and gaming.

However, there were a number of bright spots where the funds outperformed their indexes. U.S. Equity Fund (formerly U.S. Multi-Sector Fund) (GMO) had relative success as the market began to reward the kind of high-quality stocks that the fund emphasizes. Currency Strategies Fund (First Quadrant) gained from its short position (a negative stance) in the Swiss franc, which declined in the second half of the year.

The Portfolio added or increased exposure to several managers during the year, including those with defensive strategies. For yield-oriented, defensive strategies we added Redwood Fund (RCM) and Capital Appreciation Value Fund (T. Rowe Price). To our U.S. large-cap roster, we established a position in All Cap Value Fund (Lord Abbett).

Over the lifetime of the Lifestyle Portfolios, there have been occasionally challenging periods, like 2011, when diversification was out of favor and more narrowly focused approaches were more successful. These episodes typically are short term, and historically they have been followed by periods in which diversifica-tion enhances performance. Although past performance is no guarantee of future results, we firmly believe that continuing a balanced strategy founded on a range of diversified asset classes can be an important key to long-term investment success.

1 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

2 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

10 Lifestyle Portfolios | Annual report

	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]

Start date	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06

Ending Value	$12,399	$12,461	$11,892	$12,802	$12,998	$13,272	$11,769	$13,364	$12,755

Index 1	12,045	12,045	10,670	12,045	12,045	12,045	12,081	12,081	11,134

Index 2	14,458	14,458	13,997	14,458	14,458	14,458	14,464	14,464	14,399

Index 3	13,743	13,743	12,834	13,743	13,743	13,743	13,763	13,763	13,278

S&P 500 Index — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

40% S&P 500/60% Barclays Capital U.S. Aggregate Bond Index Blend — is comprised of 40% S&P 500 Index and 60% Barclays Capital U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Performance chart

Total returns with maximum sales charge for the period ended 12-31-11

	Class A	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Class 5[1]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05	7-3-06

Average annual returns — 1 year	–4.28%	–4.94%	–1.03%	0.21%	0.38%	0.65%	1.00%	–0.32%	1.12%	1.17%

Average annual returns — 5 years	1.77%	1.67%	2.09%	2.44%	2.50%	2.78%	3.13%	1.20%	3.27%	3.32%

Average annual returns —10 years	—	—	—	—	—	—	—	—	—	—

Average annual returns — Since inception	3.48%	3.53%	3.61%	3.33%	4.06%	4.32%	4.67%	2.66%	4.78%	4.52%

Cumulative returns — 1 year	–4.28%	–4.94%	–1.03%	0.21%	0.38%	0.65%	1.00%	–0.32%	1.12%	1.17%

Cumulative returns — 5 years	9.18%	8.63%	10.92%	12.80%	13.12%	14.67%	16.66%	6.16%	17.43%	17.73%

Cumulative returns — 10 years	—	—	—	—	—	—	—	—	—	—

Cumulative returns — Since inception	23.67%	23.99%	24.61%	18.92%	28.02%	29.98%	32.72%	17.69%	33.64%	27.55%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5, Class R6, Class 1 and Class 5 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-13 for Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class R1	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5

Net (%)	1.36	2.08	2.06	1.67	1.61	1.33	0.99	0.88	0.88	0.83
Gross (%)	1.36	2.08	2.06	1.67	1.61	1.33	0.99	2.28	0.88	0.83

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares. The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s prospectuses.

2 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

Annual report | Lifestyle Portfolios 11

John Hancock

Lifestyle Conservative Portfolio

Goal and strategy

The Portfolio seeks a high level of current income with some consideration given to growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% of its assets in underlying funds that invest primarily in equity securities.

Asset Allocation

Equity	19.7% of Total

U.S. Large Cap	15.2%

Real Estate	1.3%

U.S. Mid Cap	1.0%

Natural Resources	0.7%

U.S. Small Cap	0.5%

Emerging Markets	0.5%

International Large Cap	0.5%

Fixed Income	78.1% of Total

Intermediate Bond	33.1%

Multi-Sector Bond	16.3%

Bank Loan	8.9%

High-Yield Bond	7.4%

Short-Term Bond	4.4%

Global Bond	4.3%

Treasury Inflation-Protected
Securities	3.7%

Currency	2.2% of Total

As a percentage of net assets on 12-31-11.

Portfolio results

During the 12 months ended December 31, 2011, the total returns for John Hancock Lifestyle Conservative Portfolio’s Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares were: 2.75%, 2.01%, 1.95%, 2.19%, 2.30%, 2.65%, 3.00%, 1.46% 1 and 3.16%, respectively, excluding sales charges. In comparison, the S&P 500 Index returned 2.11%, the Barclays Capital U.S. Aggregate Bond Index returned 7.84% and a blended index — 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index — returned 6.89% over the same period. The Portfolio’s Class A shares outperformed the 1.70% return of Morningstar, Inc.’s conservative allocation fund average.2

Performance review

In 2011, the markets were driven by macroeconomic factors and a “risk on/risk off” mentality in which investors flocked to either the broad S&P 500 Index or the Barclays Capital U.S. Aggregate Bond Index. As a result, most diversifying sectors that typically help performance were detractors this year. For example, underper-formance from allocations to emerging markets, global natural resource equities and multi-sector and high-yield bonds, and bank loans, was in contrast to their positive contributions in 2010. On the positive side, Treasury Inflation-Protected Securities (TIPS) and U.S. real estate added to relative performance.

The shifting market currents this year also proved to be a difficult environment for many managers, including some underlying fund managers in the Portfolio relative to their funds’ performance indexes. Total Return Fund (PIMCO) was hurt by its sizable underweight in U.S. Treasuries, which was one of the best-performing bond sectors. High Income Fund (John Hancock) was hurt by positions in poor-performing industries such as airlines and gaming. Multi Sector Bond Fund (Stone Harbor) trailed due to its short duration (interest-rate sensitivity), which hurt as rates fell, and its overweight in high-yield bonds.

However, there were a number of bright spots where the funds outperformed their indexes. Global Shareholder Yield Fund (Epoch) had success through its underweight and strong selection in financials and several other sectors. Currency Strategies Fund (First Quadrant) gained from its short position (a negative stance) in the Swiss franc, which declined in the second half of the year. U.S. Equity Fund (formerly U.S. Multi-Sector Fund) (GMO) had relative success as the market began to reward the kind of high-quality stocks that the fund emphasizes.

The Portfolio added or increased exposure to several managers during the year, including those with defensive strategies. For yield-oriented, defensive strategies we added Redwood Fund (RCM) and Capital Appreciation Value Fund (T. Rowe Price). To our U.S. large-cap roster, we established a position in All Cap Value Fund (Lord Abbett). We believe these additions should also help strengthen the Portfolio’s balance of growth potential, income generation and downside protection in today’s environment.

Over the lifetime of the Lifestyle Portfolios, there have been occasionally challenging periods, like 2011, when diversification was out of favor and more narrowly focused approaches were more successful. These episodes typically are short term, and historically they have been followed by periods in which diversification enhances performance. Although past performance is no guarantee of future results, we firmly believe that continuing a balanced strategy founded on a range of diversified asset classes can be an important key to long-term investment success.

1 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

2 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

This commentary reflects the views of the portfolio management team through the end of the Portfolio’s period discussed in this report. The team’s statements reflect its own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

12 Lifestyle Portfolios | Annual report

	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05

Ending Value	$12,878	$12,906	$12,522	$13,273	$13,467	$13,753	$11,964	$13,860

Index 1	12,045	12,045	10,670	12,045	12,045	12,045	12,081	12,081

Index 2	14,458	14,458	13,997	14,458	14,458	14,458	14,464	14,464

Index 3	14,148	14,148	13,450	14,148	14,148	14,148	14,161	14,161

S&P 500 Index — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index — is an unmanaged index of dollar-denominated and non-convertible investment grade debt issues.

20% S&P 500/80% Barclays Capital U.S. Aggregate Bond Index Blend — is comprised of 20% S&P 500 Index and 80% Barclays Capital U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Performance chart

Total returns with maximum sales charge for the period ended 12-31-11

	Class A	Class B	Class C	Class R1[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]

Start date	10-18-05	10-18-05	10-18-05	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	10-15-05

Average annual returns — 1 year	–2.37%	–2.94%	0.97%	2.19%	2.30%	2.65%	3.00%	1.46%	3.16%

Average annual returns — 5 years	3.13%	3.07%	3.46%	3.81%	3.89%	4.14%	4.50%	2.24%	4.65%

Average annual returns —10 years	—	—	—	—	—	—	—	—	—

Average annual returns — Since inception	4.09%	4.16%	4.20%	4.34%	4.67%	4.91%	5.27%	2.93%	5.39%

Cumulative returns — 1 year	–2.37%	–2.94%	0.97%	2.19%	2.30%	2.65%	3.00%	1.46%	3.16%

Cumulative returns — 5 years	16.69%	16.31%	18.56%	20.58%	21.00%	22.48%	24.61%	11.70%	25.52%

Cumulative returns — 10 years	—	—	—	—	—	—	—	—	—

Cumulative returns — Since inception	28.23%	28.78%	29.06%	25.22%	32.73%	34.67%	37.53%	19.64%	38.60%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charges will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 4-30-13 for Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expenses are as follows:

	Class A	Class B	Class C	Class R1	Class R3	Class R4	Class R5	Class R6	Class 1

Net (%)	1.33	2.05	2.03	1.59	1.57	1.32	0.95	0.85	0.85
Gross (%)	1.33	2.05	2.03	1.59	1.57	1.32	0.95	2.62	0.85

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or the redemption of Portfolio shares. The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Portfolio’s prospectuses.

2 The inception date for Class R6 shares is 9-1-11. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

Annual report | Lifestyle Portfolios 13

Your expenses

As a shareholder of a John Hancock Funds II Lifestyle Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In addition to the operating expenses that each Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and each Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (July 1, 2011 through December 31, 2011).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14 Lifestyle Portfolios | Annual report

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		7-1-11	12-31-11	7-1-11–12-31-11	Expense Ratio[2]
Lifestyle Aggressive Portfolio

Class A	Actual	$1,000.00	$888.10	$2.90	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	3.11	0.61%

Class B	Actual	1,000.00	884.50	6.41	1.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.40	6.87	1.35%

Class C	Actual	1,000.00	885.20	6.22	1.31%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.67	1.31%

Class R1	Actual	1,000.00	885.80	5.13	1.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.50	1.08%

Class R3	Actual	1,000.00	886.40	4.37	0.92%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.69	0.92%

Class R4	Actual	1,000.00	888.40	3.19	0.67%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.41	0.67%

Class R5	Actual	1,000.00	889.70	1.33	0.28%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.43	0.28%

Class R6	Actual[3]	1,000.00	981.30	0.36	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%

Class 1	Actual	1,000.00	890.60	0.52	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%

Lifestyle Growth Portfolio

Class A	Actual	$1,000.00	$906.90	$2.88	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.06	0.60%

Class B	Actual	1,000.00	904.50	6.34	1.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.72	1.32%

Class C	Actual	1,000.00	904.60	6.24	1.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.61	1.30%

Class R1	Actual	1,000.00	905.70	4.80	1.00%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	5.09	1.00%

Class R3	Actual	1,000.00	906.30	4.04	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	4.28	0.84%

Class R4	Actual	1,000.00	908.00	2.65	0.55%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.80	0.55%

Class R5	Actual	1,000.00	909.20	1.06	0.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	1.12	0.22%

Class R6	Actual[3]	1,000.00	989.30	0.33	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.51	0.10%

Class 1	Actual	1,000.00	909.80	0.53	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%

Class 5	Actual	1,000.00	910.20	0.29	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	0.31	0.06%

Annual report | Lifestyle Portfolios 15

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		7-1-11	12-31-11	7-1-11–12-31-11	Expense Ratio[2]
Lifestyle Balanced Portfolio

Class A	Actual	$1,000.00	$934.00	$2.92	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.06	0.60%

Class B	Actual	1,000.00	930.70	6.42	1.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.72	1.32%

Class C	Actual	1,000.00	930.80	6.33	1.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.61	1.30%

Class R1	Actual	1,000.00	932.40	4.77	0.98%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.99	0.98%

Class R3	Actual	1,000.00	933.60	3.90	0.80%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	4.08	0.80%

Class R4	Actual	1,000.00	935.20	2.54	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.65	0.52%

Class R5	Actual	1,000.00	936.60	0.93	0.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.20	0.97	0.19%

Class R6	Actual[3]	1,000.00	997.80	0.33	0.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.51	0.10%

Class 1	Actual	1,000.00	937.30	0.54	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%

Class 5	Actual	1,000.00	936.80	0.29	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	0.31	0.06%

Lifestyle Moderate Portfolio

Class A	Actual	$1,000.00	$967.30	$2.98	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.06	0.60%

Class B	Actual	1,000.00	963.90	6.68	1.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.40	6.87	1.35%

Class C	Actual	1,000.00	964.00	6.44	1.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.61	1.30%

Class R1	Actual	1,000.00	964.60	5.30	1.07%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.45	1.07%

Class R3	Actual	1,000.00	966.10	4.51	0.91%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.63	0.91%

Class R4	Actual	1,000.00	967.40	3.37	0.68%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.47	0.68%

Class R5	Actual	1,000.00	969.10	1.24	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	1.28	0.25%

Class R6	Actual[3]	1,000.00	1,000.60	0.37	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%

Class 1	Actual	1,000.00	969.60	0.55	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%

Class 5	Actual	1,000.00	969.80	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	0.31	0.06%

16 Lifestyle Portfolios | Annual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		7-1-11	12-31-11	7-1-11–12-31-11	Expense Ratio[2]
Lifestyle Conservative Portfolio

Class A	Actual	$1,000.00	$991.40	$3.01	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	3.06	0.60%

Class B	Actual	1,000.00	987.90	6.71	1.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.82	1.34%

Class C	Actual	1,000.00	987.20	6.51	1.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.70	6.61	1.30%

Class R1	Actual	1,000.00	988.10	5.81	1.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.90	1.16%

Class R3	Actual	1,000.00	989.30	4.41	0.88%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.48	0.88%

Class R4	Actual	1,000.00	990.70	3.31	0.66%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	3.36	0.66%

Class R5	Actual	1,000.00	992.40	1.10	0.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	1.12	0.22%

Class R6	Actual[3]	1,000.00	1,011.60	0.37	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%

Class 1	Actual	1,000.00	993.80	0.55	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.70	0.56	0.11%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184) and divided by 365 (to reflect the one-half year period).

2 The Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by Portfolios. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
Period ended	Aggressive	Growth	Balanced	Moderate	Conservative

12-31-11	0.48%—1.40%	0.48%—1.40%	0.48%—1.40%	0.48%—1.40%	0.48%—1.40%

3 The inception date for Class R6 shares is September 1, 2011. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (122) and divided by 365 (to reflect the period).

Annual report | Lifestyle Portfolios 17

Portfolios’ investments

Investment companies

Underlying Funds’ Subadvisers

American Century Investment
Management, Inc.	(American Century)

Atlantis Investment Management
(Hong Kong) Ltd.	(Atlantis)

Columbia Management Investment
Advisers, LLC	(Columbia)

Davis Selected Advisers, L.P.	(Davis)

Declaration Management & Research, LLC	(Declaration)

Deutsche Investment Management
Americas Inc.	(Deutsche)

Dimensional Fund Advisors LP	(DFA)

Epoch Investment Partners, Inc.	(Epoch)

First Quadrant, L.P.	(First Quadrant)

Franklin Mutual Advisers
Franklin Templeton Investments Corp.	(Franklin)
Templeton Investment Counsel, LLC

Frontier Capital Management Company, LLC	(Frontier)

Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)

Invesco Advisers, Inc.	(Invesco)

Jennison Associates LLC	(Jennison)

John Hancock Asset Management*	(John Hancock)

Lord, Abbett & Co. LLC	(Lord Abbett)

Marsico Capital Management, LLC	(Marsico)

Pacific Investment Management
Company LLC	(PIMCO)

Perimeter Capital Management	(Perimeter)

QS Investors Inc.	(QS Investors)

Rainier Investment Management, Inc.	(Rainier)

RCM Capital Management LLC	(RCM)

Robeco Investment Management, Inc.	(Robeco)

Standard Life Investments
(Corporate Funds) Limited	(Standard Life)

Stone Harbor Investment Partners LP	(Stone Harbor)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

Wells Capital Management, Incorporated	(Wells Capital)

Western Asset Management Company	(WAMCO)

* Manulife Asset Management (US) LLC and Manulife Asset
Management (North America) Limited are doing business as
John Hancock Asset Management.

Lifestyle Aggressive Portfolio

Securities owned by the Portfolio on 12-31-11

	Shares	Value
Affiliated Investment Companies — 100.00%

EQUITY 97.30%

John Hancock Funds II (G) 85.17%

All Cap Core, Class NAV (QS Investors)	10,459,481	$89,951,537

All Cap Value, Class NAV (Lord Abbett)	8,005,320	81,814,371

Alpha Opportunities, Class NAV (Wellington)	21,025,553	195,747,899

Blue Chip Growth, Class NAV (T. Rowe Price)	10,615,210	219,734,851

Capital Appreciation, Class NAV (Jennison)	16,071,667	181,288,399

Capital Appreciation Value, Class NAV
(T. Rowe Price)	12,963,740	130,933,773

China Emerging Leaders, Class NAV
(Atlantis) (I)	833,000	8,330,000

Emerging Markets, Class NAV (DFA)	32,013,940	290,046,298

Equity-Income, Class NAV (T. Rowe Price)	11,635,643	161,386,366

Fundamental Large Cap Value, Class NAV
(John Hancock1)(A)	7,832,661	73,392,036

Fundamental Value, Class NAV (Davis)	11,328,800	163,021,432

Global Real Estate, Class NAV (Deutsche)	7,962,547	52,950,941

Health Sciences, Class NAV (T. Rowe Price) (I)	3,357,767	35,894,526

Heritage, Class NAV (American Century)	3,856,584	25,723,412

Index 500, Class NAV (John Hancock2)(A)	10,556,925	98,179,401

International Growth Stock, Class NAV (Invesco)	4,701,166	47,152,691

International Opportunities, Class NAV (Marsico) (I)	4,038,537	47,573,960

International Small Cap, Class NAV (Franklin)	2,637,544	34,419,943

International Small Company, Class NAV (DFA)	4,875,030	34,515,211

International Value, Class NAV (Franklin)	10,333,874	126,073,258

Large Cap, Class NAV (GMO)	2,712,711	33,908,884

Mid Cap Index, Class NAV (John Hancock2)(A)	3,916,687	71,871,197

Mid Cap Stock, Class NAV (Wellington)	4,504,979	67,980,135

Mid Cap Value Equity, Class NAV (Columbia)	2,105,399	17,832,731

Mid Value, Class NAV (T. Rowe Price)	4,691,331	53,903,398

Mutual Shares, Class NAV (Franklin)	6,060,428	62,725,429

Natural Resources, Class NAV (Wellington)	6,410,063	107,048,055

Real Estate Equity, Class NAV (T. Rowe Price)	2,191,195	17,967,799

Redwood, Class NAV (RCM)	3,363,212	35,078,296

Small Cap Growth, Class NAV (Wellington)	2,541,372	19,085,700

Small Cap Index, Class NAV (John Hancock2) (A)	990,351	12,577,460

Small Cap Opportunities, Class NAV (Invesco/DFA)	1,216,977	25,154,919

Small Cap Value, Class NAV (Wellington)	1,634,498	25,154,919

Small Company Growth, Class NAV (Invesco) (I)	1,363,262	17,967,799

Small Company Value, Class NAV (T. Rowe Price)	1,139,908	28,748,479

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)	2,196,683	17,946,897

Technical Opportunities, Class NAV (Wellington)	7,559,794	69,172,118

U.S. Equity, Class NAV (GMO)	15,390,147	158,056,812

Value & Restructuring, Class NAV (Columbia)	4,558,589	46,041,748

Value, Class NAV (Invesco)	2,994,633	26,951,699

John Hancock Funds III (G) 10.72%

Disciplined Value, Class NAV (Robeco)	5,120,443	62,725,429

Global Shareholder Yield, Class NAV (Epoch)	7,508,743	70,281,830

International Core, Class NAV (GMO)	4,604,161	118,465,072

International Value Equity, Class NAV
(John Hancock1) (A)	2,427,997	17,918,617

Rainier Growth, Class NAV (Rainier) (I)	4,989,274	99,286,558

Strategic Growth, Class NAV (John Hancock1) (A)	1,053,077	10,762,445

John Hancock Investment Trust (G) 1.41%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	4,847,061	49,924,733

18 Lifestyle Portfolios | Annual report
See notes to financial statements

Lifestyle Aggressive Portfolio (continued)
	Shares	Value
FIXED INCOME 0.50%
John Hancock Funds II (G) 0.50%

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	1,750,000	$17,587,500

CURRENCY 2.20%

John Hancock Funds II (G) 2.20%

Currency Strategies, Class NAV (First Quadrant) (I)	8,386,465	77,742,531

Total Investments (Lifestyle Aggressive Portfolio)
(Cost $3,308,845,244) 100.00%		$3,537,999,494

Other assets and liabilities, net (0.00%)		(8,759)

TOTAL NET ASSETS 100.00%		$3,537,990,735

Percentages are based upon net assets.

Lifestyle Growth Portfolio
Securities owned by the Portfolio on 12-31-11

	Shares	Value
AFFILIATED INVESTMENT COMPANIES — 100.00%

EQUITY 81.71%

John Hancock Funds II (G) 71.64%

All Cap Core, Class NAV (QS Investors)	30,444,810	$261,825,369

All Cap Value, Class NAV (Lord Abbett)	17,791,012	181,824,138

Alpha Opportunities, Class NAV (Wellington)	55,459,609	516,328,956

Blue Chip Growth, Class NAV (T. Rowe Price)	24,825,663	513,891,225

Capital Appreciation, Class NAV (Jennison)	37,125,873	418,779,847

Capital Appreciation Value, Class NAV
(T. Rowe Price)	43,807,641	442,457,176

China Emerging Leaders, Class NAV
(Atlantis) (I)	2,695,000	26,950,000

Emerging Markets, Class NAV (DFA)	71,496,842	647,761,384

Equity-Income, Class NAV (T. Rowe Price)	26,814,956	371,923,445

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	18,357,190	172,006,874

Fundamental Value, Class NAV (Davis)	31,137,768	448,072,483

Global Real Estate, Class NAV (Deutsche)	23,245,529	154,582,766

Health Sciences, Class NAV (T. Rowe Price) (I)	10,449,242	111,702,397

Heritage, Class NAV (American Century)	7,918,861	52,818,800

Index 500, Class NAV (John Hancock2) (A)	51,299,437	477,084,764

International Growth Stock , Class NAV (Invesco)	10,710,279	107,424,096

International Opportunities, Class NAV (Marsico) (I)	7,816,836	92,082,324

International Small Cap, Class NAV (Franklin)	4,927,252	64,300,634

International Small Company, Class NAV (DFA)	9,018,127	63,848,337

International Value, Class NAV (Franklin)	25,732,120	313,931,868

Large Cap, Class NAV (GMO)	7,811,183	97,639,789

Mid Cap Index, Class NAV (John Hancock2) (A)	15,752,126	289,051,516

Mid Cap Stock, Class NAV (Wellington)	9,733,569	146,879,555

Mid Cap Value Equity, Class NAV (Columbia)	4,360,996	36,937,640

Mid Value, Class NAV (T. Rowe Price)	9,824,106	112,878,979

Mutual Shares, Class NAV (Franklin)	14,010,314	145,006,745

Natural Resources, Class NAV (Wellington)	13,318,048	222,411,398

Real Estate Equity, Class NAV (T. Rowe Price)	5,931,022	48,634,377

Redwood, Class NAV (RCM)	10,090,526	105,244,186

Small Cap Growth, Class NAV (Wellington)	5,999,699	45,057,740

Small Cap Opportunities, Class NAV (Invesco/DFA)	2,014,955	41,649,129

Small Cap Value, Class NAV (Wellington)	3,563,579	54,843,486

Small Company Growth, Class NAV (Invesco) (I)	3,042,327	40,097,872

Small Company Value, Class NAV (T. Rowe Price)	2,894,558	73,000,757

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)	5,000,859	40,857,018

Technical Opportunities, Class NAV (Wellington)	21,725,984	198,792,754

U.S. Equity, Class NAV (GMO)	47,017,249	482,867,147

Value & Restructuring, Class NAV (Columbia)	7,167,187	72,388,592

Value, Class NAV (Invesco)	6,206,680	55,860,118

Lifestyle Growth Portfolio (continued)
	Shares	Value
John Hancock Funds III (G) 9.32%

Disciplined Value, Class NAV (Robeco)	11,824,792	$144,853,704

Global Shareholder Yield, Class NAV (Epoch)	28,846,643	270,004,578

International Core, Class NAV (GMO)	11,393,188	293,146,725

International Value Equity, Class NAV
(John Hancock1) (A)	6,104,678	45,052,522

Rainier Growth, Class NAV (Rainier) (I)	11,508,683	229,022,784

Strategic Growth, Class NAV (John Hancock1) (A)	2,530,600	25,862,728

John Hancock Investment Trust (G) 0.75%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	7,906,639	81,438,377

FIXED INCOME 16.07%

John Hancock Funds II (G) 16.07%

Active Bond, Class NAV (John Hancock1/
Declaration) (A)	9,107,320	90,891,050

Floating Rate Income, Class NAV (WAMCO)	29,803,886	272,109,480

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	5,500,000	55,275,000

Global Bond, Class NAV (PIMCO)	5,614,657	67,768,909

Global High Yield, Class NAV (Stone Harbor)	7,497,077	74,670,882

High Income, Class NAV (John Hancock1) (A)	14,594,694	97,784,447

High Yield, Class NAV (WAMCO)	13,981,007	117,440,457

Multi Sector Bond, Class NAV (Stone Harbor)	15,338,062	151,386,670

Real Return Bond, Class NAV (PIMCO)	4,217,405	52,000,605

Spectrum Income, Class NAV (T. Rowe Price)	14,776,057	155,296,356

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	22,036,399	230,500,739

Total Return, Class NAV (PIMCO)	19,409,606	266,299,797

U.S. High Yield Bond, Class NAV (Wells Capital)	8,810,022	107,129,863

CURRENCY 2.22%

John Hancock Funds II (G) 2.22%

Currency Strategies, Class NAV (First Quadrant) (I)	25,860,573	$239,727,515

Total Investments (Lifestyle Growth Portfolio)
(Cost $10,119,024,966) 100.00%	$10,817,358,869

Other assets and liabilities, net (0.00%)		(165,328)

TOTAL NET ASSETS 100.00%		$10,817,193,541

Percentages are based upon net assets.

Lifestyle Balanced Portfolio
Securities owned by the Portfolio on 12-31-11

	Shares	Value
AFFILIATED INVESTMENT COMPANIES — 100.00%

EQUITY 58.87%

John Hancock Funds II (G) 51.30%

All Cap Core, Class NAV (QS Investors)	24,558,574	$211,203,735

All Cap Value, Class NAV (Lord Abbett)	12,143,642	124,108,022

Alpha Opportunities, Class NAV (Wellington)	40,322,900	375,406,200

Blue Chip Growth, Class NAV (T. Rowe Price)	16,841,407	348,617,128

Capital Appreciation, Class NAV (Jennison)	24,600,322	277,491,631

Capital Appreciation Value, Class NAV
(T. Rowe Price)	40,799,415	412,074,092

China Emerging Leaders, Class NAV
(Atlantis) (I)	2,695,000	26,950,000

Emerging Markets, Class NAV (DFA)	44,969,848	407,426,821

Equity-Income, Class NAV (T. Rowe Price)	18,967,709	263,082,125

Fundamental Large Cap Value, Class NAV
(John Hancock1) (A)	13,762,565	128,955,231

Fundamental Value, Class NAV (Davis)	22,981,492	330,703,675

Global Real Estate, Class NAV (Deutsche)	20,281,087	134,869,228

Health Sciences, Class NAV (T. Rowe Price) (I)	10,814,934	115,611,643

Heritage, Class NAV (American Century)	7,899,771	52,691,476

Index 500, Class NAV (John Hancock2) (A)	37,003,545	344,132,971

International Growth Stock, Class NAV (Invesco)	9,251,788	92,795,430

Annual report | Lifestyle Portfolios 19
See notes to financial statements

Lifestyle Balanced Portfolio (continued)

	Shares	Value
John Hancock Funds II (G) (continued)

International Opportunities, Class NAV (Marsico) (I)	1,956,955	$23,052,927

International Small Cap, Class NAV (Franklin)	2,928,883	38,221,929

International Small Company, Class NAV (DFA)	5,412,132	38,317,896

International Value, Class NAV (Franklin)	18,864,333	230,144,857

Large Cap, Class NAV (GMO)	5,897,090	73,713,631

Mid Cap Index, Class NAV (John Hancock2) (A)	3,974,178	72,926,166

Mid Cap Stock, Class NAV (Wellington)	10,312,617	155,617,387

Mid Cap Value Equity, Class NAV (Columbia)	6,276,324	53,160,460

Mid Value, Class NAV (T. Rowe Price)	9,678,460	111,205,503

Mutual Shares, Class NAV (Franklin)	9,830,451	101,745,172

Natural Resources, Class NAV (Wellington)	10,171,002	169,855,729

Real Estate Equity, Class NAV (T. Rowe Price)	6,385,736	52,363,037

Redwood, Class NAV (RCM)	10,790,766	112,547,689

Small Cap Growth, Class NAV (Wellington)	5,675,170	42,620,525

Small Cap Opportunities, Class NAV (Invesco/DFA)	1,281,499	26,488,582

Small Cap Value, Class NAV (Wellington)	2,964,965	45,630,812

Small Company Growth, Class NAV (Invesco) (I)	2,470,076	32,555,604

Small Company Value, Class NAV (T. Rowe Price)	2,588,077	65,271,296

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)	3,953,639	32,301,232

Technical Opportunities, Class NAV (Wellington)	16,077,051	147,105,017

U.S. Equity, Class NAV (GMO)	42,521,399	436,694,766

Value & Restructuring, Class NAV (Columbia)	4,565,990	46,116,495

Value, Class NAV (Invesco)	6,102,648	54,923,832

John Hancock Funds III (G) 7.08%

Disciplined Value, Class NAV (Robeco)	8,190,332	100,331,562

Global Shareholder Yield, Class NAV (Epoch)	30,894,126	289,169,018

International Core, Class NAV (GMO)	7,961,675	204,853,900

International Value Equity, Class NAV
(John Hancock1) (A)	5,341,593	39,420,957

Rainier Growth, Class NAV (Rainier) (I)	7,177,462	142,831,489

Strategic Growth, Class NAV (John Hancock1) (A)	2,401,840	24,546,801

John Hancock Investment Trust (G) 0.49%

Small Cap Intrinsic Value, Class NAV
(John Hancock1) (A)	5,379,844	55,412,392

FIXED INCOME 38.91%

John Hancock Funds II (G) 38.91%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	45,357,151	452,664,365

Core Bond, Class NAV (Wells Capital)	15,760,031	206,771,606

Floating Rate Income, Class NAV (WAMCO)	63,502,140	579,774,541

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	5,500,000	55,275,000

Global Bond, Class NAV (PIMCO)	29,170,523	352,088,218

Global High Yield, Class NAV (Stone Harbor)	13,530,652	134,765,296

High Income, Class NAV (John Hancock1) (A)	21,087,392	141,285,529

High Yield, Class NAV (WAMCO)	25,285,860	212,401,222

Investment Quality Bond, Class NAV (Wellington)	7,065,626	89,026,885

Multi Sector Bond, Class NAV (Stone Harbor)	41,834,145	412,903,011

Real Return Bond, Class NAV (PIMCO)	16,799,997	207,143,960

Spectrum Income, Class NAV (T. Rowe Price)	39,496,868	415,112,079

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	44,633,883	466,870,415

Total Return, Class NAV (PIMCO)	36,793,488	504,806,649

U.S. High Yield Bond, Class NAV (Wells Capital)	14,356,100	174,570,181

CURRENCY 2.22%

John Hancock Funds II (G) 2.22%

Currency Strategies, Class NAV
(First Quadrant) (I)	27,092,349	$251,146,076

Total Investments (Lifestyle Balanced Portfolio)
(Cost $10,548,038,563) 100.00%	$11,321,871,104

Other assets and liabilities, net 0.00%		423,423

TOTAL NET ASSETS 100.00%		$11,322,294,527

Percentages are based upon net assets.

Lifestyle Moderate Portfolio

Securities owned by the Portfolio on 12-31-11

	Shares	Value
AFFILIATED INVESTMENT COMPANIES — 100.00%

EQUITY 38.14%

John Hancock Funds II (G) 32.96%

All Cap Value, Class NAV (Lord Abbett)	2,104,908	$21,512,155

Alpha Opportunities, Class NAV (Wellington)	9,508,077	88,520,201

Blue Chip Growth, Class NAV (T. Rowe Price)	6,888,805	142,598,267

Capital Appreciation, Class NAV (Jennison)	3,800,312	42,867,523

Capital Appreciation Value, Class NAV
(T. Rowe Price)	12,599,224	127,252,157

Emerging Markets, Class NAV (DFA)	8,705,116	78,868,347

Equity-Income, Class NAV (T. Rowe Price)	8,034,772	111,442,284

Fundamental Value, Class NAV (Davis)	5,671,260	81,609,429

Global Real Estate, Class NAV (Deutsche)	5,432,373	36,125,283

Index 500, Class NAV (John Hancock2) (A)	6,425,331	59,755,582

International Growth Stock, Class NAV (Invesco)	1,896,502	19,021,915

International Opportunities, Class NAV (Marsico) (I)	8,558	100,816

International Small Cap, Class NAV (Franklin)	678,631	8,856,130

International Small Company, Class NAV (DFA)	1,248,488	8,839,294

International Value, Class NAV (Franklin)	3,168,655	38,657,586

Mid Cap Stock, Class NAV (Wellington)	2,942,617	44,404,094

Mid Value, Class NAV (T. Rowe Price)	3,998,137	45,938,589

Natural Resources, Class NAV (Wellington)	2,108,223	35,207,332

Real Estate Equity, Class NAV (T. Rowe Price)	2,230,525	18,290,303

Redwood, Class NAV (RCM)	3,966,936	41,375,144

Small Cap Growth, Class NAV (Wellington)	1,405,396	10,554,523

Small Cap Value, Class NAV (Wellington)	594,227	9,145,152

Small Company Growth, Class NAV (Invesco) (I)	412,998	5,443,318

Small Company Value, Class NAV (T. Rowe Price)	507,661	12,803,212

Smaller Company Growth, Class NAV
(Frontier/John Hancock[2] (A)/Perimeter)	706,618	5,773,067

U.S. Equity, Class NAV (GMO)	10,624,027	109,108,758

Value & Restructuring, Class NAV (Columbia)	1,067,956	10,786,358

John Hancock Funds III (G) 5.18%

Global Shareholder Yield, Class NAV (Epoch)	13,804,009	129,205,521

International Core, Class NAV (GMO)	1,234,974	31,775,873

Rainier Growth, Class NAV (Rainier) (I)	734,376	14,614,083

Strategic Growth, Class NAV (John Hancock1) (A)	1,480,361	15,129,289

FIXED INCOME 59.61%

John Hancock Funds II (G) 59.61%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	25,356,182	253,054,695

Core Bond, Class NAV (Wells Capital)	14,092,124	184,888,670

Floating Rate Income, Class NAV (WAMCO)	30,069,185	274,531,661

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	1,850,000	18,592,500

Global Bond, Class NAV (PIMCO)	10,444,114	126,060,456

Global High Yield, Class NAV (Stone Harbor)	5,437,681	54,159,307

High Income, Class NAV (John Hancock1) (A)	7,054,153	47,262,823

High Yield, Class NAV (WAMCO)	10,503,575	88,230,034

Investment Quality Bond, Class NAV (Wellington)	9,634,250	121,391,551

Multi Sector Bond, Class NAV (Stone Harbor)	17,587,996	173,593,524

Real Return Bond, Class NAV (PIMCO)	7,194,583	88,709,210

Spectrum Income, Class NAV (T. Rowe Price)	16,703,221	175,550,858

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	18,377,247	192,226,003

Total Bond Market, Class NAV (Declaration) (A)	3,530,756	37,214,165

Total Return, Class NAV (PIMCO)	21,166,614	290,405,940

U.S. High Yield Bond, Class NAV (Wells Capital)	5,836,132	70,967,368

20 Lifestyle Portfolios | Annual report
See notes to financial statements

Lifestyle Moderate Portfolio (continued)

	Shares	Value
CURRENCY 2.25%

John Hancock Funds II (G) 2.25%

Currency Strategies, Class NAV (First Quadrant) (I)	8,938,450	$82,859,430

Total Investments (Lifestyle Moderate Portfolio)
(Cost $3,531,920,211) 100.00%		$3,685,279,780

Other assets and liabilities, net 0.00%		127,779

TOTAL NET ASSETS 100.00%		$3,685,407,559

Percentages are based upon net assets.

Lifestyle Conservative Portfolio

Securities owned by the Portfolio on 12-31-11

	Shares	Value
AFFILIATED INVESTMENT COMPANIES — 99.99%

EQUITY 19.69%

John Hancock Funds II (G) 16.81%

All Cap Value, Class NAV (Lord Abbett)	1,271,376	$12,993,465

Blue Chip Growth, Class NAV (T. Rowe Price)	4,232,878	87,620,567

Capital Appreciation Value, Class NAV (T. Rowe Price)	5,849,582	59,080,783

Emerging Markets, Class NAV (DFA)	1,805,186	16,354,982

Equity-Income, Class NAV (T. Rowe Price)	4,935,269	68,452,175

Fundamental Value, Class NAV (Davis)	4,037,944	58,106,013

Global Real Estate, Class NAV (Deutsche)	3,704,318	24,633,718

Index 500, Class NAV (John Hancock2) (A)	3,660,270	34,040,513

International Value, Class NAV (Franklin)	648,352	7,909,898

Mid Cap Stock, Class NAV (Wellington)	1,085,524	16,380,563

Mid Value, Class NAV (T. Rowe Price)	1,429,284	16,422,479

Natural Resources, Class NAV (Wellington)	1,475,073	24,633,718

Real Estate Equity, Class NAV (T. Rowe Price)	2,002,741	16,422,479

Redwood, Class NAV (RCM)	3,186,692	33,237,197

Small Cap Growth, Class NAV (Wellington)	1,093,374	8,211,239

Small Company Value, Class NAV (T. Rowe Price)	325,584	8,211,239

U.S. Equity, Class NAV (GMO)	6,006,217	61,683,852

John Hancock Funds III (G) 2.88%

Global Shareholder Yield, Class NAV (Epoch)	9,307,478	87,117,997

International Core, Class NAV (GMO)	311,814	8,022,982

FIXED INCOME 78.07%

John Hancock Funds II (G) 78.07%

Active Bond, Class NAV
(John Hancock1/Declaration) (A)	29,812,773	297,531,473

Core Bond, Class NAV (Wells Capital)	13,857,237	181,806,946

Floating Rate Income, Class NAV (WAMCO)	31,950,832	291,711,093

Global Absolute Return Strategies, Class NAV
(Standard Life) (I)	1,650,000	16,582,500

Global Bond, Class NAV (PIMCO)	11,682,709	141,010,294

Global High Yield, Class NAV (Stone Harbor)	5,278,359	52,572,459

High Income, Class NAV (John Hancock1) (A)	5,869,931	39,328,538

High Yield, Class NAV (WAMCO)	9,884,079	83,026,267

Investment Quality Bond, Class NAV (Wellington)	14,467,443	182,289,786

Multi Sector Bond, Class NAV (Stone Harbor)	17,187,837	169,643,951

Real Return Bond, Class NAV (PIMCO)	10,024,689	123,604,420

Short Term Government Income, Class NAV
(John Hancock1) (A)	14,567,435	146,548,394

Spectrum Income, Class NAV (T. Rowe Price)	16,203,379	170,297,515

Strategic Income Opportunities, Class NAV
(John Hancock1) (A)	18,970,382	198,430,198

Total Bond Market, Class NAV (Declaration) (A)	9,404,842	99,127,036

Total Return, Class NAV (PIMCO)	22,915,959	314,406,957

U.S. High Yield Bond, Class NAV (Wells Capital)	5,570,907	67,742,227

Lifestyle Conservative Portfolio (continued)

	Shares	Value
CURRENCY 2.23%

John Hancock Funds II (G) 2.23%

Currency Strategies, Class NAV (First Quadrant) (I)	7,931,414	$73,524,205

Total Investments (Lifestyle Conservative Portfolio)
(Cost $3,179,179,812) 99.99%		$3,298,720,118

Other assets and liabilities, net 0.01%		309,801

TOTAL NET ASSETS 100.00%		$3,299,029,919

Percentages are based upon net assets.

Footnote Legend:

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

2 Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

Annual report | Lifestyle Portfolios 21
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statements of assets and liabilities 12-31-11

These Statements of assets and liabilities are the Portfolios’ balance sheets. They show the value of what each Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share for each Portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced
Assets

Investments in affiliated underlying funds, at value (Note 7)	$3,537,999,494	$10,817,358,869	$11,321,871,104
Cash	215	71	71
Receivable for investments sold	18,248,880	48,740,602	23,478,350
Receivable for fund shares sold	1,397,667	4,143,072	5,641,054
Dividends and interest receivable	—	5,231,918	10,902,349
Due from adviser	1,797	79	79
Other assets	70,911	101,255	117,924
Total assets	3,557,718,964	10,875,575,866	11,362,010,931

Liabilities

Payable for investments purchased	—	5,447,191	11,365,606
Payable for fund shares repurchased	19,539,945	52,436,003	27,782,061
Payable to affiliates (Note 4): Accounting and legal services fees	51,738	158,861	163,068
Transfer agent fees	59,874	215,289	234,085
Distribution and service fees	9,997	21,575	30,668
Other liabilities and accrued expenses	66,675	103,406	140,916
Total liabilities	19,728,229	58,382,325	39,716,404

Net assets

Paid-in capital	$3,947,934,294	$11,800,935,575	$12,142,950,470
Accumulated net realized loss on investments	(639,097,809)	(1,682,075,937)	(1,594,488,484)
Net unrealized appreciation (depreciation) on investments	229,154,250	698,333,903	773,832,541
Net assets	$3,537,990,735	$10,817,193,541	$11,322,294,527
Investments in affiliated underlying funds, at cost	$3,308,845,244	$10,119,024,966	$10,548,038,563

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A: Net assets	$200,237,567	$699,309,784	$751,361,667
Shares outstanding	17,724,750	58,447,175	61,269,660
Net asset value and redemption price per share	$11.30	$11.96	$12.26
Class B:[1] Net assets	$22,653,092	$93,302,397	$84,748,823
Shares outstanding	1,999,360	7,776,031	6,911,224
Net asset value, offering price and redemption price per share	$11.33	$12.00	$12.26
Class C:[1] Net assets	$111,649,979	$422,039,730	$484,130,398
Shares outstanding	9,854,469	35,206,982	39,449,249
Net asset value, offering price and redemption price per share	$11.33	$11.99	$12.27
Class R1: Net assets	$8,475,753	$15,735,821	$16,198,691
Shares outstanding	747,894	1,309,823	1,325,511
Net asset value, offering price and redemption price per share	$11.33	$12.01	$12.22
Class R3: Net assets	$9,783,032	$21,555,677	$35,885,224
Shares outstanding	867,078	1,803,465	2,931,781
Net asset value, offering price and redemption price per share	$11.28	$11.95	$12.24
Class R4: Net assets	$8,314,486	$16,864,595	$26,119,680
Shares outstanding	737,978	1,411,379	2,134,478
Net asset value, offering price and redemption price per share	$11.27	$11.95	$12.24
Class R5: Net assets	$12,310,567	$26,271,460	$41,872,413
Shares outstanding	1,092,326	2,198,090	3,416,550
Net asset value, offering price and redemption price per share	$11.27	$11.95	$12.26
Class R6: Net assets	$96,247	$138,232	$100,695
Shares outstanding	8,562	11,615	8,248
Net asset value, offering price and redemption price per share	$11.24	$11.90	$12.21
Class 1: Net assets	$3,164,470,012	$9,410,940,996	$9,821,982,097
Shares outstanding	281,486,973	790,186,291	804,719,839
Net asset value, offering price and redemption price per share	$11.24	$11.91	$12.21
Class 5: Net assets	—	$111,034,849	$59,894,839
Shares outstanding	—	9,333,609	4,905,531
Net asset value, offering price and redemption price per share	—	$11.90	$12.21

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$11.89	$12.59	$12.91

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

22 Lifestyle Portfolios | Annual report
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of assets and liabilities 12-31-11

Continued

	Lifestyle	Lifestyle
	Moderate	Conservative
Assets

Investments in affiliated underlying funds, at value (Note 7)	$3,685,279,780	$3,298,720,118
Cash	71	71
Receivable for investments sold	13,266,061	5,259,014
Receivable for fund shares sold	1,939,496	2,787,470
Dividends and interest receivable	4,646,670	4,749,833
Due from adviser	79	79
Other assets	84,506	82,848
Total assets	3,705,216,663	3,311,599,433

Liabilities

Payable for investments purchased	4,848,544	4,956,551
Payable for fund shares repurchased	14,713,847	7,342,576
Payable to affiliates (Note 4): Accounting and legal services fees	53,446	46,298
Transfer agent fees	98,980	110,908
Distribution and service fees	7,304	6,622
Other liabilities and accrued expenses	86,983	106,559
Total liabilities	19,809,104	12,569,514

Net assets

Paid-in capital	$3,773,002,532	$3,300,783,551
Accumulated net realized loss on investments	(240,954,542)	(121,293,938)
Net unrealized appreciation (depreciation) on investments	153,359,569	119,540,306
Net assets	$3,685,407,559	$3,299,029,919
Investments in affiliated underlying funds, at cost	$3,531,920,211	$3,179,179,812

Net asset value per share

The Portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A: Net assets	$298,631,333	$339,941,916
Shares outstanding	24,323,018	26,921,898
Net asset value and redemption price per share	$12.28	$12.63
Class B:[1] Net assets	$34,628,809	$36,881,734
Shares outstanding	2,822,635	2,920,492
Net asset value, offering price and redemption price per share	$12.27	$12.63
Class C:[1] Net assets	$226,970,252	$254,262,159
Shares outstanding	18,484,755	20,140,469
Net asset value, offering price and redemption price per share	$12.28	$12.62
Class R1: Net assets	$7,016,696	$6,565,753
Shares outstanding	571,720	520,120
Net asset value, offering price and redemption price per share	$12.27	$12.62
Class R3: Net assets	$10,245,997	$10,299,822
Shares outstanding	835,762	817,343
Net asset value, offering price and redemption price per share	$12.26	$12.60
Class R4: Net assets	$7,954,770	$8,758,190
Shares outstanding	649,988	694,593
Net asset value, offering price and redemption price per share	$12.24	$12.61
Class R5: Net assets	$15,404,511	$15,776,238
Shares outstanding	1,256,742	1,250,227
Net asset value, offering price and redemption price per share	$12.26	$12.62
Class R6: Net assets	$97,827	$98,429
Shares outstanding	7,994	7,806
Net asset value, offering price and redemption price per share	$12.24	$12.61
Class 1: Net assets	$3,057,092,253	$2,626,445,678
Shares outstanding	249,518,234	208,280,035
Net asset value, offering price and redemption price per share	$12.25	$12.61
Class 5: Net assets	$27,365,111	—
Shares outstanding	2,235,518	—
Net asset value, offering price and redemption price per share	$12.24	—

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.93	$13.29

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

Annual report | Lifestyle Portfolios 23
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the year ended 12-31-11

These Statements of operations summarize the Portfolios’ investment income earned and expenses directly incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced	Moderate	Conservative
Investment income

Income distributions received from affiliated
underlying funds	$34,386,366	$187,347,305	$302,702,867	$124,764,563	$122,736,701

Expenses

Investment management fees (Note 4)	1,770,941	5,076,904	4,946,206	1,510,491	1,263,188
Distribution and service fees (Note 4)	3,918,612	12,725,721	13,248,336	4,877,108	4,734,511
Transfer agent fees (Note 4)	677,368	2,371,721	2,492,038	1,003,623	1,052,758
Accounting and legal services fees (Note 4)	539,965	1,625,670	1,622,100	515,262	426,412
State registration fees (Note 4)	119,979	186,793	192,380	140,583	147,022
Professional fees	73,028	137,940	138,848	72,828	67,714
Printing and postage (Note 4)	35,923	135,320	108,848	38,900	40,042
Custodian fees	12,001	12,001	12,001	12,001	12,001
Trustees’ fees (Note 4)	33,079	97,937	98,083	30,746	25,630
Registration and filing fees	29,049	67,813	112,566	68,267	76,065
Other	19,051	43,611	43,726	19,620	17,150
Total expenses before reductions and
amounts recaptured	7,228,996	22,481,431	23,015,132	8,289,429	7,862,493

Net expense reductions and amounts recaptured
(Note 4)	(191,089)	(309,483)	(188,234)	(5,276)	(5,276)
Total expenses	7,037,907	22,171,948	22,826,898	8,284,153	7,857,217

Net investment income	27,348,459	165,175,357	279,875,969	116,480,410	114,879,484

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	20,184,352	(96,388,093)	(52,536,899)	32,593,874	15,135,151
Capital gain distributions received from affiliated
underlying funds	82,930,014	210,157,313	194,282,499	51,446,634	32,816,734
	103,114,366	113,769,220	141,745,600	84,040,508	47,951,885

Change in net unrealized appreciation
(depreciation) of
Investments in affiliated underlying funds	(391,725,607)	(850,845,129)	(690,607,982)	(166,047,489)	(73,606,634)
Net realized and unrealized loss	(288,611,241)	(737,075,909)	(548,862,382)	(82,006,981)	(25,654,749)

Increase (decrease) in net assets
from operations	($261,262,782)	($571,900,552)	($268,986,413)	$34,473,429	$89,224,735

24 Lifestyle Portfolios | Annual report
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Portfolios’ net assets have changed during the last two periods. They reflect earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Lifestyle Aggressive		Lifestyle Growth
	Year Ended 12-31-11	Year Ended 12-31-10	Year Ended 12-31-11	Year Ended 12-31-10
Increase (decrease) in net assets

From operations
Net investment income	$27,348,459	$25,200,893	$165,175,357	$193,093,652
Net realized gain (loss)	103,114,366	(34,630,916)	113,769,220	155,625,530
Change in net unrealized appreciation (depreciation)	(391,725,607)	539,816,745	(850,845,129)	1,163,853,629
Increase (decrease) in net assets resulting	(261,262,782)	530,386,722	(571,900,552)	1,512,572,811
from operations

Distributions to shareholders

From net investment income
Class A	(700,042)	(475,639)	(7,782,581)	(7,830,429)
Class B	—	—	(348,822)	(552,736)
Class C	—	—	(1,670,295)	(2,857,718)
Class R1	—	—	(135,095)	(159,043)
Class R3	(10,424)	(11,124)	(196,334)	(263,910)
Class R4	(34,438)	(31,239)	(208,698)	(277,122)
Class R5	(88,708)	(69,856)	(398,709)	(354,466)
Class R6	(834)	—	(2,280)	—
Class 1	(27,078,977)	(25,224,475)	(153,172,473)	(179,130,375)
Class 5	—	—	(1,853,683)	(1,723,497)
From net realized gain
Class A	(2,172,881)	(1,806,250)	(6,345,616)	(5,892,066)
Class B	(141,550)	(146,492)	(853,249)	(896,445)
Class C	(782,476)	(673,946)	(3,867,923)	(4,050,175)
Class R1	(92,263)	(79,528)	(142,195)	(150,736)
Class R3	(106,667)	(122,075)	(197,097)	(233,328)
Class R4	(90,454)	(81,627)	(152,932)	(193,531)
Class R5	(133,667)	(113,836)	(237,967)	(214,353)
Class R6	(1,069)	—	(1,281)	—
Class 1	(34,682,871)	(34,861,743)	(86,094,161)	(103,498,945)
Class 5	—	—	(1,009,242)	(970,645)

Total distributions	(66,117,321)	(63,697,830)	(264,670,633)	(309,249,520)

From Portfolio share transactions (Note 5)	6,758,871	55,504,569	84,959,314	533,198,162

Total increase	(320,621,232)	522,193,461	(751,611,871)	1,736,521,453

Net assets

Beginning of year	3,858,611,967	3,336,418,506	11,568,805,412	9,832,283,959

End of year	$3,537,990,735	$3,858,611,967	$10,817,193,541	$11,568,805,412

Undistributed net investment income	—	—	—	$439,378

Annual report | Lifestyle Portfolios 25
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Lifestyle Balanced		Lifestyle Moderate
	Year Ended 12-31-11	Year Ended 12-31-10	Year Ended 12-31-11	Year Ended 12-31-10
Increase (decrease) in net assets

From operations
Net investment income	$279,875,969	$285,812,365	$116,480,410	$113,177,254
Net realized gain	141,745,600	100,111,494	84,040,508	16,967,318
Change in net unrealized appreciation	(690,607,982)	939,029,364	(166,047,489)	243,513,038
(depreciation)
Increase (decrease) in net assets resulting	(268,986,413)	1,324,953,223	34,473,429	373,657,610
from operations

Distributions to shareholders

From net investment income
Class A	(14,982,752)	(12,316,849)	(7,858,277)	(6,004,885)
Class B	(1,144,146)	(1,103,762)	(684,280)	(551,703)
Class C	(6,690,686)	(6,932,674)	(4,640,099)	(3,984,622)
Class R1	(284,743)	(276,506)	(167,694)	(180,227)
Class R3	(680,259)	(775,357)	(263,588)	(263,761)
Class R4	(611,120)	(662,605)	(221,862)	(196,346)
Class R5	(1,042,148)	(952,191)	(478,476)	(359,442)
Class R6	(1,739)	—	(2,038)	—
Class 1	(254,081,557)	(261,408,646)	(101,831,050)	(100,806,164)
Class 5	(1,513,486)	(1,197,779)	(864,488)	(692,426)
From net realized gain
Class A	(6,004,534)	(5,827,726)	(2,045,833)	(2,171,717)
Class B	(679,849)	(744,111)	(237,300)	(255,928)
Class C	(3,884,359)	(4,473,888)	(1,564,925)	(1,809,705)
Class R1	(130,078)	(144,968)	(48,165)	(66,482)
Class R3	(287,062)	(390,408)	(70,316)	(93,970)
Class R4	(208,972)	(288,408)	(54,582)	(72,832)
Class R5	(334,545)	(393,208)	(105,512)	(111,349)
Class R6	(798)	—	(687)	—
Class 1	(79,114,700)	(100,572,024)	(21,102,136)	(30,164,371)
Class 5	(481,682)	(482,593)	(188,078)	(218,560)

Total distributions	(372,159,215)	(398,943,703)	(142,429,386)	(148,004,490)

From Portfolio share transactions (Note 5)	680,583,437	875,814,605	281,719,327	460,538,401

Total increase	39,437,809	1,801,824,125	173,763,370	686,191,521

Net assets

Beginning of year	11,282,856,718	9,481,032,593	3,511,644,189	2,825,452,668

End of year	$11,322,294,527	$11,282,856,718	$3,685,407,559	$3,511,644,189

Undistributed net investment income	—	$861,809	—	$391,781

26 Lifestyle Portfolios | Annual report
See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

	Lifestyle Conservative
	Year Ended 12-31-11	Year Ended 12-31-10
Increase (decrease) in net assets

From operations
Net investment income	$114,879,484	$102,572,314
Net realized gain	47,951,885	37,379,341
Change in net unrealized appreciation	(73,606,634)	115,923,453
(depreciation)
Increase in net assets resulting from	89,224,735	255,875,108
operations

Distributions to shareholders

From net investment income
Class A	(9,887,524)	(6,707,189)
Class B	(899,180)	(717,507)
Class C	(6,188,636)	(4,766,114)
Class R1	(191,049)	(256,696)
Class R3	(323,031)	(331,001)
Class R4	(282,946)	(191,961)
Class R5	(501,696)	(394,781)
Class R6	(2,242)	—
Class 1	(97,126,511)	(89,108,986)
From net realized gain
Class A	(1,523,292)	(2,079,581)
Class B	(166,421)	(269,077)
Class C	(1,147,749)	(1,811,410)
Class R1	(29,044)	(81,023)
Class R3	(46,156)	(101,731)
Class R4	(39,364)	(61,882)
Class R5	(70,861)	(101,354)
Class R6	(451)	—
Class 1	(11,835,463)	(22,926,013)

Total distributions	(130,261,616)	(129,906,306)

From Portfolio share transactions (Note 5)	478,738,175	496,509,122

Total increase	437,701,294	622,477,924

Net assets

Beginning of year	2,861,328,625	2,238,850,701

End of year	$3,299,029,919	$2,861,328,625

Undistributed net investment income	—	$367,054

Annual report | Lifestyle Portfolios 27
See notes to financial statements

Financial highlights

These Financial highlights show how each Portfolio’s net asset value for a share has changed since the end of the previous period.

Lifestyle Aggressive

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net									Expenses
			realized	Total							Expenses	including		Net
	Net asset	Net	and	from	From net						before re-	reduc-		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	tions and	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

12-31-2011	12.34	0.05	(0.92)	(0.87)	(0.05)	(0.12)	—	(0.17)	11.30	(7.09)[4]	0.58[5]	0.58[5]	0.39	200	25
12-31-2010	10.82	0.04	1.64	1.68	(0.04)	(0.12)	—	(0.16)	12.34	15.50[4]	0.59[5]	0.61[5,6]	0.34	185	19
12-31-2009	8.02	0.06	2.83	2.89	(0.05)	(0.04)	—	(0.09)	10.82	36.04[4]	0.72[5]	0.65[5]	0.70	138	23
12-31-2008	15.22	0.10	(6.58)	(6.48)	(0.09)	(0.63)	—	(0.72)	8.02	(42.40)[4]	0.66[5]	0.61[5]	0.77	78	36
12-31-2007	14.72	0.11	1.05	1.16	(0.12)	(0.54)	—	(0.66)	15.22	8.00[4]	0.59[5]	0.59[5]	0.69	116	21

CLASS B

12-31-2011	12.37	(0.05)	(0.92)	(0.97)	—	(0.07)	—	(0.07)	11.33	(7.83)[4]	1.33[5,6]	1.35[5,6]	(0.45)	23	25
12-31-2010	10.86	(0.05)	1.64	1.59	—	(0.08)	—	(0.08)	12.37	14.61[4]	1.37[5]	1.35[5,6]	(0.46)	24	19
12-31-2009	8.06	(0.01)	2.84	2.83	—	(0.03)	—	(0.03)	10.86	35.09[4]	1.60[5]	1.35[5]	(0.15)	22	23
12-31-2008	15.23	—[7]	(6.54)	(6.54)	—	(0.63)	—	(0.63)	8.06	(42.84)[4]	1.51[5]	1.35[5]	0.01	16	36
12-31-2007	14.72	(0.02)	1.07	1.05	—	(0.54)	—	(0.54)	15.23	7.23[4]	1.37[5]	1.35[5]	(0.13)	24	21

CLASS C

12-31-2011	12.37	(0.04)	(0.92)	(0.96)	—	(0.08)	—	(0.08)	11.33	(7.76)[4]	1.29[5]	1.28[5]	(0.36)	112	25
12-31-2010	10.86	(0.04)	1.63	1.59	—	(0.08)	—	(0.08)	12.37	14.61[4]	1.29[5]	1.33[5,6]	(0.39)	111	19
12-31-2009	8.06	(0.01)	2.84	2.83	—	(0.03)	—	(0.03)	10.86	35.09[4]	1.43[5]	1.35[5]	(0.14)	89	23
12-31-2008	15.23	0.01	(6.55)	(6.54)	—	(0.63)	—	(0.63)	8.06	(42.79)[4]	1.36[5]	1.31[5]	0.05	62	36
12-31-2007	14.73	—[7]	1.05	1.05	(0.01)	(0.54)	—	(0.55)	15.23	7.21[4]	1.32[5]	1.31[5]	0.03	95	21

CLASS R1

12-31-2011	12.38	(0.02)	(0.91)	(0.93)	—	(0.12)	—	(0.12)	11.33	(7.49)[4]	0.99[5]	0.98[5]	(0.14)	8	25
12-31-2010	10.87	—[8]	1.63	1.63	—	(0.12)	—	(0.12)	12.38	14.99[4]	0.91[5]	0.96[5,6]	(0.03)	8	19
12-31-2009	8.05	0.08	2.79	2.87	(0.01)	(0.04)	—	(0.05)	10.87	35.66[4]	1.16[5]	1.05[5]	0.81	6	23
12-31-2008	15.27	0.10	(6.63)	(6.53)	(0.06)	(0.63)	—	(0.69)	8.05	(42.56)[4]	1.49[5]	0.85[5]	0.83	2	36
12-31-2007	14.76	0.15	1.00	1.15	(0.10)	(0.54)	—	(0.64)	15.27	7.92[4]	3.54[5]	0.72[5,9]	0.92	1	21

CLASS R3

12-31-2011	12.33	(0.01)	(0.90)	(0.91)	(0.02)	(0.12)	—	(0.14)	11.28	(7.41)[4]	0.87[5]	0.87[5]	(0.06)	10	25
12-31-2010	10.82	0.01	1.63	1.64	(0.01)	(0.12)	—	(0.13)	12.33	15.21[4]	0.85[5]	0.84[5]	0.06	12	19
12-31-2009	8.03	0.03	2.83	2.86	(0.03)	(0.04)	—	(0.07)	10.82	35.59[4]	0.95[5]	0.95[5]	0.31	10	23
12-31-2008	15.22	0.07	(6.57)	(6.50)	(0.06)	(0.63)	—	(0.69)	8.03	(42.54)[4]	0.91[5]	0.86[5]	0.59	6	36
12-31-2007	14.72	0.11	1.03	1.14	(0.10)	(0.54)	—	(0.64)	15.22	7.85[4]	1.21[5]	0.81[5,9]	0.68	7	21

CLASS R4

12-31-2011	12.32	0.04	(0.92)	(0.88)	(0.05)	(0.12)	—	(0.17)	11.27	(7.13)[4]	0.61[5]	0.61[5]	0.33	8	25
12-31-2010	10.81	0.04	1.64	1.68	(0.05)	(0.12)	—	(0.17)	12.32	15.56[4]	0.55[5]	0.55[5]	0.34	8	19
12-31-2009	8.01	0.06	2.83	2.89	(0.05)	(0.04)	—	(0.09)	10.81	36.09[4]	0.62[5]	0.62[5]	0.68	9	23
12-31-2008	15.21	0.18	(6.66)	(6.48)	(0.09)	(0.63)	—	(0.72)	8.01	(42.38)[4]	0.66[5]	0.56[5]	1.56	6	36
12-31-2007	14.71	0.11	1.07	1.18	(0.14)	(0.54)	—	(0.68)	15.21	8.13[4]	0.96[5]	0.54[5,9]	0.70	5	21

CLASS R5

12-31-2011	12.31	0.08	(0.91)	(0.83)	(0.09)	(0.12)	—	(0.21)	11.27	(6.76)[4]	0.26[5]	0.25[5]	0.67	12	25
12-31-2010	10.80	0.08	1.63	1.71	(0.08)	(0.12)	—	(0.20)	12.31	15.84[4]	0.26[5]	0.25[5]	0.68	11	19
12-31-2009	8.00	0.09	2.83	2.92	(0.08)	(0.04)	—	(0.12)	10.80	36.51[4]	0.32[5]	0.32[5]	0.97	10	23
12-31-2008	15.21	0.17	(6.62)	(6.45)	(0.13)	(0.63)	—	(0.76)	8.00	(42.18)[4]	0.32[5]	0.24[5]	1.42	6	36
12-31-2007	14.71	0.22	1.00	1.22	(0.18)	(0.54)	—	(0.72)	15.21	8.42[4]	1.11[5]	0.23[5,9]	1.40	3	21

28 Lifestyle Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Lifestyle Aggressive continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R6

12-31-2011[10]	11.68	0.11	(0.33)	(0.22)	(0.10)	(0.12)	—	(0.22)	11.24	(1.87)[4,11]	16.56[5,12]	0.11[5,12]	0.95[11]	—[13]	25[14]

CLASS 1

12-31-2011	12.28	0.10	(0.92)	(0.82)	(0.10)	(0.12)	—	(0.22)	11.24	(6.66)[4]	0.11[5]	0.11[5]	0.78	3,164	25
12-31-2010	10.77	0.09	1.63	1.72	(0.09)	(0.12)	—	(0.21)	12.28	16.01[4]	0.12[5]	0.11[5]	0.79	3,499	19
12-31-2009	7.98	0.10	2.83	2.93	(0.10)	(0.04)	—	(0.14)	10.77	36.70[4]	0.11[5]	0.11[5]	1.11	3,052	23
12-31-2008	15.18	0.15	(6.57)	(6.42)	(0.15)	(0.63)	—	(0.78)	7.98	(42.08)[4]	0.12[5]	0.12[5]	1.24	2,120	36
12-31-2007	14.68	0.15	1.09	1.24	(0.20)	(0.54)	—	(0.74)	15.18	8.54	0.11[5]	0.11[5]	0.94	3,416	21

1 Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.40%, 0.48%–1.39%, 0.49%–1.40%, 0.49%–2.84% and 0.79%–0.91% for the
years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
6 Includes the impact of expense recapture for the following periods ended: 12-31-11: 0.05% of average net assets for Class B shares. 12-31-10: 0.03%, 0.03% 0.05% and
0.05% of average net assets for Class A, Class B, Class C and Class R1 shares, respectively. See Note 4.
7 Less than $0.005 per share.
8 Less than ($0.005) per share.
9 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
10 The inception date for Class R6 shares is 9-1-11.
11 Not annualized.
12 Annualized.
13 Less than $500,000.
14 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

Lifestyle Growth

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

12-31-2011	12.89	0.15	(0.83)	(0.68)	(0.14)	(0.11)	—	(0.25)	11.96	(5.30)[4]	0.58[5]	0.57[5]	1.14	699	24
12-31-2010	11.50	0.19	1.51	1.70	(0.18)	(0.13)	—	(0.31)	12.89	14.77[4]	0.56[5]	0.55[5]	1.58	593	19
12-31-2009	8.73	0.21	2.81	3.02	(0.21)	(0.04)	—	(0.25)	11.50	34.54[4]	0.64[5]	0.62[5]	2.17	417	26
12-31-2008	15.05	0.27	(5.85)	(5.58)	(0.26)	(0.48)	—	(0.74)	8.73	(36.89)[4]	0.59[5]	0.57[5]	2.14	251	37
12-31-2007	14.72	0.28	0.73	1.01	(0.23)	(0.45)	—	(0.68)	15.05	6.96[4]	0.54[5]	0.53[5]	1.79	332	18

CLASS B

12-31-2011	12.92	0.05	(0.81)	(0.76)	(0.05)	(0.11)	—	(0.16)	12.00	(5.91)[4]	1.29[5]	1.30[5,6]	0.37	93	24
12-31-2010	11.54	0.08	1.51	1.59	(0.08)	(0.13)	—	(0.21)	12.92	13.81[4]	1.29[5]	1.35[5,6]	0.69	89	19
12-31-2009	8.77	0.13	2.81	2.94	(0.13)	(0.04)	—	(0.17)	11.54	33.53[4]	1.48[5]	1.35[5]	1.32	75	26
12-31-2008	15.06	0.16	(5.81)	(5.65)	(0.16)	(0.48)	—	(0.64)	8.77	(37.35)[4]	1.41[5]	1.32[5]	1.30	54	37
12-31-2007	14.73	0.16	0.73	0.89	(0.11)	(0.45)	—	(0.56)	15.06	6.14[4]	1.30[5]	1.29[5]	1.02	78	18

CLASS C

12-31-2011	12.91	0.05	(0.81)	(0.76)	(0.05)	(0.11)	—	(0.16)	11.99	(5.90)[4]	1.28[5]	1.27[5]	0.38	422	24
12-31-2010	11.53	0.10	1.51	1.61	(0.10)	(0.13)	—	(0.23)	12.91	13.93[4]	1.25[5]	1.25[5]	0.84	404	19
12-31-2009	8.76	0.14	2.81	2.95	(0.14)	(0.04)	—	(0.18)	11.53	33.63[4]	1.35[5]	1.34[5]	1.37	305	26
12-31-2008	15.05	0.17	(5.81)	(5.64)	(0.17)	(0.48)	—	(0.65)	8.76	(37.33)[4]	1.30[5]	1.29[5]	1.36	206	37
12-31-2007	14.72	0.16	0.74	0.90	(0.12)	(0.45)	—	(0.57)	15.05	6.19[4]	1.25[5]	1.25[5]	1.05	294	18

Annual report | Lifestyle Portfolios 29
See notes to financial statements

Financial highlights

Continued

Lifestyle Growth continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R1

12-31-2011	12.95	0.09	(0.81)	(0.72)	(0.11)	(0.11)	—	(0.22)	12.01	(5.59)[4]	0.92[5]	0.92[5]	0.70	16	24
12-31-2010	11.57	0.15	1.50	1.65	(0.14)	(0.13)	—	(0.27)	12.95	14.28[4]	0.87[5]	0.86[5]	1.24	15	19
12-31-2009	8.77	0.25	2.75	3.00	(0.16)	(0.04)	—	(0.20)	11.57	34.15[4]	1.02[5]	1.02[5]	2.45	11	26
12-31-2008	15.10	0.34	(5.96)	(5.62)	(0.23)	(0.48)	—	(0.71)	8.77	(37.05)[4]	1.34[5]	0.83[5]	2.81	3	37
12-31-2007	14.77	0.32	0.66	0.98	(0.20)	(0.45)	—	(0.65)	15.10	6.75[4]	2.42[5]	0.73[5]	2.02	2	18

CLASS R3

12-31-2011	12.88	0.10	(0.81)	(0.71)	(0.11)	(0.11)	—	(0.22)	11.95	(5.50)[4]	0.81[5]	0.81[5]	0.80	22	24
12-31-2010	11.50	0.15	1.51	1.66	(0.15)	(0.13)	—	(0.28)	12.88	14.46[4]	0.81[5]	0.81[5]	1.24	23	19
12-31-2009	8.73	0.18	2.81	2.99	(0.18)	(0.04)	—	(0.22)	11.50	34.26[4]	0.88[5]	0.88[5]	1.77	19	26
12-31-2008	15.03	0.24	(5.84)	(5.60)	(0.22)	(0.48)	—	(0.70)	8.73	(37.06)[4]	0.84[5]	0.83[5]	1.93	12	37
12-31-2007	14.71	0.28	0.69	0.97	(0.20)	(0.45)	—	(0.65)	15.03	6.69[4]	0.98[5]	0.80[5]	1.83	14	18

CLASS R4

12-31-2011	12.88	0.14	(0.81)	(0.67)	(0.15)	(0.11)	—	(0.26)	11.95	(5.18)[4]	0.52[5]	0.52[5]	1.08	17	24
12-31-2010	11.50	0.19	1.51	1.70	(0.19)	(0.13)	—	(0.32)	12.88	14.80[4]	0.48[5]	0.48[5]	1.57	19	19
12-31-2009	8.72	0.21	2.82	3.03	(0.21)	(0.04)	—	(0.25)	11.50	34.73[4]	0.54[5]	0.54[5]	2.11	16	26
12-31-2008	15.03	0.29	(5.86)	(5.57)	(0.26)	(0.48)	—	(0.74)	8.72	(36.87)[4]	0.56[5]	0.56[5]	2.34	13	37
12-31-2007	14.71	0.27	0.74	1.01	(0.24)	(0.45)	—	(0.69)	15.03	6.95[4]	0.64[5]	0.53[5]	1.76	15	18

CLASS R5

12-31-2011	12.88	0.19	(0.82)	(0.63)	(0.19)	(0.11)	—	(0.30)	11.95	(4.92)[4]	0.21[5]	0.20[5]	1.49	26	24
12-31-2010	11.50	0.21	1.52	1.73	(0.22)	(0.13)	—	(0.35)	12.88	15.06[4]	0.21[5]	0.21[5]	1.80	22	19
12-31-2009	8.72	0.25	2.81	3.06	(0.24)	(0.04)	—	(0.28)	11.50	35.09[4]	0.26[5]	0.26[5]	2.48	18	26
12-31-2008	15.04	0.33	(5.87)	(5.54)	(0.30)	(0.48)	—	(0.78)	8.72	(36.64)[4]	0.24[5]	0.24[5]	2.67	10	37
12-31-2007	14.71	0.39	0.67	1.06	(0.28)	(0.45)	—	(0.73)	15.04	7.31[4]	0.54[5]	0.21[5]	2.53	8	18

CLASS R6

12-31-2011[7]	12.34	0.19	(0.32)	(0.13)	(0.20)	(0.11)	—	(0.31)	11.90	(1.07)[4,8]	15.94[5,9]	0.10[5,9]	1.58[8]	—[10]	24[11]

CLASS 1

12-31-2011	12.84	0.19	(0.81)	(0.62)	(0.20)	(0.11)	—	(0.31)	11.91	(4.84)[4]	0.11[5]	0.11[5]	1.50	9,411	24
12-31-2010	11.45	0.23	1.52	1.75	(0.23)	(0.13)	—	(0.36)	12.84	15.30[4]	0.11[5]	0.11[5]	1.92	10,305	19
12-31-2009	8.68	0.25	2.81	3.06	(0.25)	(0.04)	—	(0.29)	11.45	35.27[4]	0.11[5]	0.11[5]	2.55	8,903	26
12-31-2008	15.00	0.32	(5.85)	(5.53)	(0.31)	(0.48)	—	(0.79)	8.68	(36.63)[4]	0.12[5]	0.12[5]	2.49	6,345	37
12-31-2007	14.67	0.30	0.77	1.07	(0.29)	(0.45)	—	(0.74)	15.00	7.44[4]	0.11[5]	0.11[5]	1.94	9,574	18

CLASS 5

12-31-2011	12.82	0.21	(0.81)	(0.60)	(0.21)	(0.11)	—	(0.32)	11.90	(4.72)[4]	0.06[5]	0.06[5]	1.63	111	24
12-31-2010	11.44	0.25	1.50	1.75	(0.24)	(0.13)	—	(0.37)	12.82	15.28[4]	0.06[5]	0.06[5]	2.07	98	19
12-31-2009	8.67	0.27	2.80	3.07	(0.26)	(0.04)	—	(0.30)	11.44	35.37[4]	0.07[5]	0.07[5]	2.70	68	26
12-31-2008	14.98	0.35	(5.86)	(5.51)	(0.32)	(0.48)	—	(0.80)	8.67	(36.57)[4]	0.07[5]	0.07[5]	2.78	41	37
12-31-2007	14.66	0.37	0.70	1.07	(0.30)	(0.45)	—	(0.75)	14.98	7.42[4]	0.06[5]	0.06[5]	2.39	46	18

1 Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.40%, 0.48%–1.39%, 0.49%–1.40%, 0.49%–2.84% and 0.79%–0.91% for the
years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
6 Includes the impact of expense recapture for the following periods ended: 12-31-11: 0.02% of average net assets for Class B shares. 12-31-10: 0.07% of average net assets for Class B shares. See Note 4.
7 The inception date for Class R6 shares is 9-1-11.
8 Not annualized.
9 Annualized.
10 Less than $500,000.
11 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

30 Lifestyle Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Lifestyle Balanced

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

12-31-2011	12.96	0.28	(0.62)	(0.34)	(0.26)	(0.10)	—	(0.36)	12.26	(2.62)[4]	0.57[5]	0.57[5]	2.17	751	23
12-31-2010	11.85	0.31	1.23	1.54	(0.30)	(0.13)	—	(0.43)	12.96	13.13[4]	0.54[5]	0.54[5]	2.55	588	19
12-31-2009	9.22	0.35	2.65	3.00	(0.33)	(0.04)	—	(0.37)	11.85	32.87[4]	0.57[5]	0.56[5]	3.35	408	31[6]
12-31-2008	14.54	0.45	(4.96)	(4.51)	(0.42)	(0.39)	—	(0.81)	9.22	(31.63)[4]	0.54[5]	0.54[5]	3.60	249	36
12-31-2007	14.37	0.42	0.42	0.84	(0.35)	(0.32)	—	(0.67)	14.54	5.90[4]	0.51[5]	0.50[5]	2.84	284	14

CLASS B

12-31-2011	12.96	0.18	(0.61)	(0.43)	(0.17)	(0.10)	—	(0.27)	12.26	(3.30)[4]	1.29[5]	1.29[5]	1.41	85	23
12-31-2010	11.85	0.20	1.24	1.44	(0.20)	(0.13)	—	(0.33)	12.96	12.23[4]	1.28[5]	1.31[5,7]	1.67	74	19
12-31-2009	9.21	0.25	2.68	2.93	(0.25)	(0.04)	—	(0.29)	11.85	31.99[4]	1.40[5]	1.35[5]	2.44	64	31[6]
12-31-2008	14.53	0.33	(4.94)	(4.61)	(0.32)	(0.39)	—	(0.71)	9.21	(32.22)[4]	1.36[5]	1.32[5]	2.66	46	36
12-31-2007	14.37	0.29	0.42	0.71	(0.23)	(0.32)	—	(0.55)	14.53	5.02[4]	1.30[5]	1.30[5]	1.95	60	14

CLASS C

12-31-2011	12.97	0.18	(0.61)	(0.43)	(0.17)	(0.10)	—	(0.27)	12.27	(3.29)[4]	1.27[5]	1.27[5]	1.37	484	23
12-31-2010	11.86	0.22	1.23	1.45	(0.21)	(0.13)	—	(0.34)	12.97	12.34[4]	1.24[5]	1.24[5]	1.82	448	19
12-31-2009	9.22	0.27	2.67	2.94	(0.26)	(0.04)	—	(0.30)	11.86	32.08[4]	1.27[5]	1.26[5]	2.63	327	31[6]
12-31-2008	14.55	0.34	(4.95)	(4.61)	(0.33)	(0.39)	—	(0.72)	9.22	(32.19)[4]	1.24[5]	1.24[5]	2.76	209	36
12-31-2007	14.39	0.31	0.42	0.73	(0.25)	(0.32)	—	(0.57)	14.55	5.10[4]	1.22[5]	1.21[5]	2.09	268	14

CLASS R1

12-31-2011	12.92	0.22	(0.60)	(0.38)	(0.22)	(0.10)	—	(0.32)	12.22	(2.94)[4]	0.94[5]	0.94[5]	1.68	16	23
12-31-2010	11.82	0.26	1.23	1.49	(0.26)	(0.13)	—	(0.39)	12.92	12.75[4]	0.88[5]	0.88[5]	2.17	15	19
12-31-2009	9.20	0.43	2.51	2.94	(0.28)	(0.04)	—	(0.32)	11.82	32.21[4]	1.07[5]	1.07[5]	3.96	10	31[6]
12-31-2008	14.53	0.44	(5.01)	(4.57)	(0.37)	(0.39)	—	(0.76)	9.20	(32.01)[4]	2.58[5]	1.06[5]	3.69	1	36
12-31-2007	14.38	0.49	0.31	0.80	(0.33)	(0.32)	—	(0.65)	14.53	5.58[4]	7.35[5]	0.78[5,8]	3.25	1	14

CLASS R3

12-31-2011	12.94	0.23	(0.59)	(0.36)	(0.24)	(0.10)	—	(0.34)	12.24	(2.82)[4]	0.79[5]	0.78[5]	1.79	36	23
12-31-2010	11.83	0.28	1.23	1.51	(0.27)	(0.13)	—	(0.40)	12.94	12.89[4]	0.79[5]	0.79[5]	2.28	39	19
12-31-2009	9.20	0.30	2.67	2.97	(0.30)	(0.04)	—	(0.34)	11.83	32.62[4]	0.84[5]	0.84[5]	2.94	30	31[6]
12-31-2008	14.52	0.40	(4.95)	(4.55)	(0.38)	(0.39)	—	(0.77)	9.20	(31.89)[4]	0.81[5]	0.80[5]	3.21	20	36
12-31-2007	14.36	0.43	0.37	0.80	(0.32)	(0.32)	—	(0.64)	14.52	5.65[4]	0.85[5]	0.76[5,8]	2.90	23	14

CLASS R4

12-31-2011	12.94	0.28	(0.60)	(0.32)	(0.28)	(0.10)	—	(0.38)	12.24	(2.52)[4]	0.50[5]	0.50[5]	2.13	26	23
12-31-2010	11.84	0.31	1.23	1.54	(0.31)	(0.13)	—	(0.44)	12.94	13.19[4]	0.45[5]	0.45[5]	2.53	29	19
12-31-2009	9.20	0.35	2.66	3.01	(0.33)	(0.04)	—	(0.37)	11.84	33.10[4]	0.53[5]	0.53[5]	3.37	24	31[6]
12-31-2008	14.52	0.43	(4.94)	(4.51)	(0.42)	(0.39)	—	(0.81)	9.20	(31.68)[4]	0.52[5]	0.52[5]	3.51	14	36
12-31-2007	14.36	0.39	0.45	0.84	(0.36)	(0.32)	—	(0.68)	14.52	5.91[4]	0.58[5]	0.51[5,8]	2.63	18	14

CLASS R5

12-31-2011	12.96	0.31	(0.60)	(0.29)	(0.31)	(0.10)	—	(0.41)	12.26	(2.23)[4]	0.18[5]	0.18[5]	2.42	42	23
12-31-2010	11.85	0.35	1.23	1.58	(0.34)	(0.13)	—	(0.47)	12.96	13.52[4]	0.18[5]	0.18[5]	2.89	38	19
12-31-2009	9.21	0.39	2.65	3.04	(0.36)	(0.04)	—	(0.40)	11.85	33.45[4]	0.22[5]	0.22[5]	3.74	27	31[6]
12-31-2008	14.52	0.54	(5.01)	(4.47)	(0.45)	(0.39)	—	(0.84)	9.21	(31.40)[4]	0.21[5]	0.21[5]	4.46	15	36
12-31-2007	14.36	0.50	0.38	0.88	(0.40)	(0.32)	—	(0.72)	14.52	6.18[4]	0.43[5]	0.21[5,8]	3.35	10	14

CLASS R6

12-31-2011[9]	12.56	0.21	(0.24)	(0.03)	(0.22)	(0.10)	—	(0.32)	12.21	(0.22)[4,10]	16.36[5,11]	0.10[5,11]	1.69[10]	—[12]	23[13]

CLASS 1

12-31-2011	12.90	0.32	(0.59)	(0.27)	(0.32)	(0.10)	—	(0.42)	12.21	(2.10)[4]	0.11[5]	0.11[5]	2.49	9,822	23
12-31-2010	11.80	0.35	1.23	1.58	(0.35)	(0.13)	—	(0.48)	12.90	13.57[4]	0.11[5]	0.11[5]	2.88	10,003	19
12-31-2009	9.17	0.38	2.66	3.04	(0.37)	(0.04)	—	(0.41)	11.80	33.59	0.11[5]	0.11[5]	3.65	8,557	31[6]
12-31-2008	14.47	0.47	(4.91)	(4.44)	(0.47)	(0.39)	—	(0.86)	9.17	(31.37)	0.12[5]	0.12[5]	3.79	6,241	36
12-31-2007	14.31	0.42	0.47	0.89	(0.41)	(0.32)	—	(0.73)	14.47	6.30	0.11[5]	0.11[5]	2.84	8,928	14

Annual report | Lifestyle Portfolios 31
See notes to financial statements

Financial highlights

Continued

Lifestyle Balanced continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS 5

12-31-2011	12.91	0.34	(0.61)	(0.27)	(0.33)	(0.10)	—	(0.43)	12.21	(2.13)[4]	0.06[5]	0.06[5]	2.65	60	23
12-31-2010	11.80	0.37	1.23	1.60	(0.36)	(0.13)	—	(0.49)	12.91	13.71[4]	0.06[5]	0.06[5]	3.07	49	19
12-31-2009	9.17	0.40	2.65	3.05	(0.38)	(0.04)	—	(0.42)	11.80	33.66	0.07[5]	0.07[5]	3.89	32	31[6]
12-31-2008	14.48	0.50	(4.95)	(4.45)	(0.47)	(0.39)	—	(0.86)	9.17	(31.38)	0.07[5]	0.07[5]	4.07	18	36
12-31-2007	14.32	0.50	0.40	0.90	(0.42)	(0.32)	—	(0.74)	14.48	6.35	0.06[5]	0.06[5]	3.39[4]	19[4]	14

1 Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.40%, 0.48%–1.39%, 0.49%–1.40%, 0.49%–2.84% and 0.79%–0.91% for the
years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
6 Excludes merger activity.
7 Includes the impact of expense recapture which amounted to 0.03% of average net assets. See Note 4.
8 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
9 The inception date for Class R6 shares is 9-1-11.
10 Not annualized.
11 Annualized.
12 Less than $500,000.
13 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

Lifestyle Moderate

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

12-31-2011	12.63	0.38	(0.29)	0.09	(0.35)	(0.09)	—	(0.44)	12.28	0.73[4]	0.58[5]	0.58[5]	2.96	299	19
12-31-2010	11.77	0.41	0.97	1.38	(0.39)	(0.13)	—	(0.52)	12.63	11.85[4]	0.55[5]	0.55[5]	3.37	220	20
12-31-2009	9.59	0.45	2.19	2.64	(0.42)	(0.04)	—	(0.46)	11.77	27.88[4]	0.54[5]	0.54[5]	4.27	146	29
12-31-2008	13.57	0.58	(3.76)	(3.18)	(0.54)	(0.26)	—	(0.80)	9.59	(23.88)[4]	0.53[5]	0.53[5]	4.81	86	32
12-31-2007	13.53	0.50	0.14	0.64	(0.41)	(0.19)	—	(0.60)	13.57	4.78[4]	0.53[5]	0.53[5]	3.57	76	13

CLASS B

12-31-2011	12.63	0.28	(0.29)	(0.01)	(0.26)	(0.09)	—	(0.35)	12.27	(0.08)[4]	1.32[5]	1.32[5]	2.22	35	19
12-31-2010	11.76	0.30	0.99	1.29	(0.29)	(0.13)	—	(0.42)	12.63	11.05[4]	1.30[5]	1.34[5,6]	2.50	26	20
12-31-2009	9.58	0.35	2.20	2.55	(0.33)	(0.04)	—	(0.37)	11.76	26.91[4]	1.41[5]	1.35[5]	3.33	20	29
12-31-2008	13.56	0.45	(3.74)	(3.29)	(0.43)	(0.26)	—	(0.69)	9.58	(24.56)[4]	1.39[5]	1.36[5]	3.70	14	32
12-31-2007	13.52	0.38	0.15	0.53	(0.30)	(0.19)	—	(0.49)	13.56	3.97[4]	1.43[5]	1.35[5]	2.73	15	13

CLASS C

12-31-2011	12.64	0.28	(0.29)	(0.01)	(0.26)	(0.09)	—	(0.35)	12.28	(0.05)[4]	1.28[5]	1.28[5]	2.21	227	19
12-31-2010	11.77	0.32	0.98	1.30	(0.30)	(0.13)	—	(0.43)	12.64	11.15[4]	1.25[5]	1.25[5]	2.67	183	20
12-31-2009	9.59	0.38	2.18	2.56	(0.34)	(0.04)	—	(0.38)	11.77	27.00[4]	1.25[5]	1.25[5]	3.58	116	29
12-31-2008	13.57	0.48	(3.75)	(3.27)	(0.45)	(0.26)	—	(0.71)	9.59	(24.44)[4]	1.25[5]	1.25[5]	4.02	69	32
12-31-2007	13.53	0.41	0.13	0.54	(0.31)	(0.19)	—	(0.50)	13.57	4.05[4]	1.24[5]	1.24[5]	2.94	69	13

32 Lifestyle Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Lifestyle Moderate continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions	and reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts and	amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS R1

12-31-2011	12.63	0.30	(0.27)	0.03	(0.30)	(0.09)	—	(0.39)	12.27	0.21[4]	1.03[5]	1.03[5]	2.32	7	19
12-31-2010	11.76	0.33	1.00	1.33	(0.33)	(0.13)	—	(0.46)	12.63	11.45[4]	0.93[5]	0.98[5,6]	2.72	7	20
12-31-2009	9.58	0.50	2.09	2.59	(0.37)	(0.04)	—	(0.41)	11.76	27.35[4]	1.14[5]	1.06[5]	4.57	6	29
12-31-2008	13.58	0.64	(3.87)	(3.23)	(0.51)	(0.26)	—	(0.77)	9.58	(24.21)[4]	1.97[5]	0.85[5]	5.39	2	32
12-31-2007	13.54	0.52	0.10	0.62	(0.39)	(0.19)	—	(0.58)	13.58	4.63[4]	4.10[5]	0.71[5,7]	3.73	1	13

CLASS R3

12-31-2011	12.62	0.32	(0.27)	0.05	(0.32)	(0.09)	—	(0.41)	12.26	0.38[4]	0.88[5]	0.88[5]	2.54	10	19
12-31-2010	11.76	0.35	0.99	1.34	(0.35)	(0.13)	—	(0.48)	12.62	11.56[4]	0.87[5]	0.87[5]	2.87	10	20
12-31-2009	9.58	0.39	2.21	2.60	(0.38)	(0.04)	—	(0.42)	11.76	27.43[4]	0.95[5]	0.95[5]	3.72	8	29
12-31-2008	13.57	0.55	(3.78)	(3.23)	(0.50)	(0.26)	—	(0.76)	9.58	(24.22)[4]	1.00[5]	0.86[5]	4.55	5	32
12-31-2007	13.53	0.47	0.15	0.62	(0.39)	(0.19)	—	(0.58)	13.57	4.61[4]	1.51[5]	0.83[5,7]	3.40	4	13

CLASS R4

12-31-2011	12.60	0.36	(0.28)	0.08	(0.35)	(0.09)	—	(0.44)	12.24	0.65[4]	0.63[5]	0.63[5]	2.81	8	19
12-31-2010	11.74	0.40	0.97	1.37	(0.38)	(0.13)	—	(0.51)	12.60	11.84[4]	0.58[5]	0.60[5,6]	3.30	7	20
12-31-2009	9.57	0.40	2.22	2.62	(0.41)	(0.04)	—	(0.45)	11.74	27.71[4]	0.70[5]	0.66[5]	3.83	5	29
12-31-2008	13.55	0.56	(3.75)	(3.19)	(0.53)	(0.26)	—	(0.79)	9.57	(23.94)[4]	0.79[5]	0.57[5]	4.66	4	32
12-31-2007	13.51	0.47	0.18	0.65	(0.42)	(0.19)	—	(0.61)	13.55	4.87[4]	1.13[5]	0.54[5,7]	3.38	4	13

CLASS R5

12-31-2011	12.62	0.41	(0.28)	0.13	(0.40)	(0.09)	—	(0.49)	12.26	1.00[4]	0.24[5]	0.24[5]	3.21	15	19
12-31-2010	11.75	0.46	0.97	1.43	(0.43)	(0.13)	—	(0.56)	12.62	12.35[4]	0.24[5]	0.24[5]	3.75	11	20
12-31-2009	9.58	0.46	2.19	2.65	(0.44)	(0.04)	—	(0.48)	11.75	28.10[4]	0.32[5]	0.32[5]	4.39	8	29
12-31-2008	13.56	0.63	(3.78)	(3.15)	(0.57)	(0.26)	—	(0.83)	9.58	(23.67)[4]	0.36[5]	0.23[5]	5.27	5	32
12-31-2007	13.52	0.58	0.11	0.69	(0.46)	(0.19)	—	(0.65)	13.56	5.15[4]	0.97[5]	0.21[5,7]	4.21	4	13

CLASS R6

12-31-2011[8]	12.51	0.24	(0.17)	0.07	(0.25)	(0.09)	—	(0.34)	12.24	0.60[4,9]	16.24[5,10]	0.11[5,10]	1.94[9]	—[11]	19[12]

CLASS 1

12-31-2011	12.61	0.41	(0.27)	0.14	(0.41)	(0.09)	—	(0.50)	12.25	1.12[4]	0.11[5]	0.11[5]	3.26	3,057	19
12-31-2010	11.74	0.44	1.00	1.44	(0.44)	(0.13)	—	(0.57)	12.61	12.43[4]	0.11[5]	0.11[5]	3.66	3,026	20
12-31-2009	9.56	0.47	2.21	2.68	(0.46)	(0.04)	—	(0.50)	11.74	28.49[4]	0.11[5]	0.11[5]	4.49	2,503	29
12-31-2008	13.54	0.59	(3.73)	(3.14)	(0.58)	(0.26)	—	(0.84)	9.56	(23.63)[4]	0.12[5]	0.12[5]	4.90	1,857	32
12-31-2007	13.50	0.49	0.21	0.70	(0.47)	(0.19)	—	(0.66)	13.54	5.25	0.11[5]	0.11[5,7]	3.53	2,339	13

CLASS 5

12-31-2011	12.60	0.44	(0.29)	0.15	(0.42)	(0.09)	—	(0.51)	12.24	1.17[4]	0.06[5]	0.06[5]	3.43	27	19
12-31-2010	11.73	0.47	0.97	1.44	(0.44)	(0.13)	—	(0.57)	12.60	12.50[4]	0.06[5]	0.06[5]	3.87	22	20
12-31-2009	9.56	0.51	2.17	2.68	(0.47)	(0.04)	—	(0.51)	11.73	28.45[4]	0.07[5]	0.07[5]	4.78	14	29
12-31-2008	13.54	0.67	(3.80)	(3.13)	(0.59)	(0.26)	—	(0.85)	9.56	(23.59)[4]	0.07[5]	0.07[5]	5.70	8	32
12-31-2007	13.49	0.53	0.19	0.72	(0.48)	(0.19)	—	(0.67)	13.54	5.39	0.06[5]	0.06[5]	3.80	5	13

1 Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows: 0.48%–1.40%, 0.48%–1.14%, 0.49%–1.17%, 0.49%–2.40% and 0.79%–0.91% for the
years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
6 Includes the impact of expense recapture which amounted to 0.04%, 0.05% and 0.02% for Class B, Class R1 and Class R4, respectively, of average net assets. See Note 4.
7 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
8 The inception date for Class R6 shares is 9-1-11.
9 Not annualized.
10 Annualized.
11 Less than $500,000.
12 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

Annual report | Lifestyle Portfolios 33
See notes to financial statements

Financial highlights

Continued

Lifestyle Conservative

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net								Expenses
			realized	Total							before	Expenses		Net
	Net asset	Net	and	from	From net						reduc-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		tions	and reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS A

12-31-2011	12.77	0.46	(0.11)	0.35	(0.43)	(0.06)	—	(0.49)	12.63	2.75	0.58[4]	0.58[4]	3.61	340	15
12-31-2010	12.15	0.48	0.71	1.19	(0.45)	(0.12)	—	(0.57)	12.77	9.96	0.55[4]	0.55[4]	3.78	218	24
12-31-2009	10.39	0.54	1.77	2.31	(0.50)	(0.05)	—	(0.55)	12.15	22.53[5]	0.52[4]	0.52[4]	4.80	141	24
12-31-2008	13.32	0.73	(2.75)	(2.02)	(0.63)	(0.28)	—	(0.91)	10.39	(15.41)[5]	0.53[4]	0.53[4]	6.01	87	33
12-31-2007	13.29	0.59	0.05	0.64	(0.49)	(0.12)	—	(0.61)	13.32	4.89[5]	0.55[4]	0.54[4]	4.38	44	13

CLASS B

12-31-2011	12.77	0.35	(0.10)	0.25	(0.33)	(0.06)	—	(0.39)	12.63	2.01	1.31[4]	1.31[4]	2.75	37	15
12-31-2010	12.15	0.37	0.73	1.10	(0.36)	(0.12)	—	(0.48)	12.77	9.16	1.29[4]	1.29[4,6]	2.96	28	24
12-31-2009	10.40	0.44	1.77	2.21	(0.41)	(0.05)	—	(0.46)	12.15	21.46[5]	1.35[4]	1.35[4]	3.88	21	24
12-31-2008	13.32	0.59	(2.70)	(2.11)	(0.53)	(0.28)	—	(0.81)	10.40	(16.04)[5]	1.36[4]	1.34[4]	4.81	13	33
12-31-2007	13.29	0.50	0.04	0.54	(0.39)	(0.12)	—	(0.51)	13.32	4.11[5]	1.54[4]	1.32[4]	3.71	10	13

CLASS C

12-31-2011	12.77	0.36	(0.11)	0.25	(0.34)	(0.06)	—	(0.40)	12.62	1.95	1.28[4]	1.28[4]	2.81	254	15
12-31-2010	12.14	0.39	0.72	1.11	(0.36)	(0.12)	—	(0.48)	12.77	9.28	1.24[4]	1.24[4]	3.10	189	24
12-31-2009	10.39	0.46	1.76	2.22	(0.42)	(0.05)	—	(0.47)	12.14	21.58	1.24[4]	1.24[4]	4.08	119	24
12-31-2008	13.32	0.62	(2.73)	(2.11)	(0.54)	(0.28)	—	(0.82)	10.39	(16.03)[5]	1.24[4]	1.24[4]	5.05	73	33
12-31-2007	13.28	0.52	0.04	0.56	(0.40)	(0.12)	—	(0.52)	13.32	4.22[5]	1.28[4]	1.28[4,7]	3.88	44	13

CLASS R1

12-31-2011	12.78	0.33	(0.05)	0.28	(0.38)	(0.06)	—	(0.44)	12.62	2.19	1.06[4]	1.06[4]	2.57	7	15
12-31-2010	12.15	0.41	0.74	1.15	(0.40)	(0.12)	—	(0.52)	12.78	9.56	0.88[4]	0.93[4,6]	3.24	8	24
12-31-2009	10.41	0.57	1.66	2.23	(0.44)	(0.05)	—	(0.49)	12.15	21.74[5]	1.16[4]	1.06[4]	5.00	7	24
12-31-2008	13.34	1.02	(3.07)	(2.05)	(0.60)	(0.28)	—	(0.88)	10.41	(15.62)[5]	2.31[4]	0.88[4]	8.75	2	33
12-31-2007	13.30	0.57	0.07	0.64	(0.48)	(0.12)	—	(0.60)	13.34	4.83[5]	9.69[4]	0.71[4,7]	4.21	—[8]	13

CLASS R3

12-31-2011	12.76	0.40	(0.11)	0.29	(0.39)	(0.06)	—	(0.45)	12.60	2.30	0.88[4]	0.88[4]	3.08	10	15
12-31-2010	12.14	0.42	0.74	1.16	(0.42)	(0.12)	—	(0.54)	12.76	9.68	0.86[4]	0.86[4]	3.36	11	24
12-31-2009	10.40	0.46	1.79	2.25	(0.46)	(0.05)	—	(0.51)	12.14	21.94	0.92[4]	0.92[4]	4.14	8	24
12-31-2008	13.33	0.54	(2.59)	(2.05)	(0.60)	(0.28)	—	(0.88)	10.40	(15.62)[5]	0.90[4]	0.83[4]	4.27	6	33
12-31-2007	13.29	0.70	(0.07)	0.63	(0.47)	(0.12)	—	(0.59)	13.33	4.81[5]	1.89[4]	0.81[4,7]	5.17	4	13

CLASS R4

12-31-2011	12.76	0.45	(0.11)	0.34	(0.43)	(0.06)	—	(0.49)	12.61	2.65	0.63[4]	0.63[4]	3.50	9	15
12-31-2010	12.13	0.47	0.72	1.19	(0.44)	(0.12)	—	(0.56)	12.76	9.90	0.61[4]	0.67[4,6]	3.77	7	24
12-31-2009	10.39	0.52	1.75	2.27	(0.48)	(0.05)	—	(0.53)	12.13	22.22[5]	0.77[4]	0.66[4]	4.60	4	24
12-31-2008	13.31	0.64	(2.65)	(2.01)	(0.63)	(0.28)	—	(0.91)	10.39	(15.38)[5]	0.87[4]	0.57[4]	5.21	3	33
12-31-2007	13.28	0.53	0.12	0.65	(0.50)	(0.12)	—	(0.62)	13.31	4.97[5]	1.46[4]	0.53[4,7]	3.96	3	13

CLASS R5

12-31-2011	12.77	0.50	(0.12)	0.38	(0.47)	(0.06)	—	(0.53)	12.62	3.00	0.24[4]	0.24[4]	3.91	16	15
12-31-2010	12.15	0.50	0.74	1.24	(0.50)	(0.12)	—	(0.62)	12.77	10.34	0.23[4]	0.23[4]	3.96	9	24
12-31-2009	10.40	0.57	1.75	2.32	(0.52)	(0.05)	—	(0.57)	12.15	22.67	0.33[4]	0.33[4]	5.08	9	24
12-31-2008	13.32	0.86	(2.83)	(1.97)	(0.67)	(0.28)	—	(0.95)	10.40	(15.10)[5]	0.52[4]	0.25[4]	7.19	4	33
12-31-2007	13.29	0.57	0.12	0.69	(0.54)	(0.12)	—	(0.66)	13.32	5.27[5]	3.42[4]	0.22[4,7]	4.23	1	13

CLASS R6

12-31-2011[9]	12.81	0.27	(0.12)	0.15	(0.29)	(0.06)	—	(0.35)	12.61	1.16[5,10]	16.16[4,11]	0.11[4,11]	2.13[10]	—[8]	15[12]

34 Lifestyle Portfolios | Annual report
See notes to financial statements

Financial highlights

Continued

Lifestyle Conservative continued

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net
			realized	Total							Expenses	Expenses		Net
	Net asset	Net	and	from	From net						before re-	including		assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		ductions and	reductions	Net	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	amounts	and amounts	investment	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	recaptured	recaptured	income	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)	(%)	(loss) (%)[1]	($)	(%)

CLASS 1

12-31-2011	12.76	0.50	(0.10)	0.40	(0.49)	(0.06)	—	(0.55)	12.61	3.16	0.11[4]	0.11[4]	3.85	2,626	15
12-31-2010	12.13	0.51	0.75	1.26	(0.51)	(0.12)	—	(0.63)	12.76	10.51	0.11[4]	0.11[4]	4.08	2,391	24
12-31-2009	10.38	0.56	1.78	2.34	(0.54)	(0.05)	—	(0.59)	12.13	22.96	0.12[4]	0.12[4]	4.99	1,931	24
12-31-2008	13.30	0.71	(2.67)	(1.96)	(0.68)	(0.28)	—	(0.96)	10.38	(15.02)[5]	0.12[4]	0.12[4]	5.71	1,393	33
12-31-2007	13.27	0.57	0.14	0.71	(0.56)	(0.12)	—	(0.68)	13.30	5.38[5]	0.11[4]	0.11[4]	4.24	1,401	13

1Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.48%–1.40%, 0.48%–1.13%, 0.49%–1.09%, 0.49%–2.40% and 0.79%–0.91% for the
years ended 12-31-11, 12-31-10, 12-31-09, 12-31-08 and 12-31-07, respectively.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Includes the impact of expense recapture, which amounted to less than 0.005%, 0.05% and 0.06% of average net assets for Class B, Class R1 and Class R4 shares, respectively. See Note 4.
7 Includes transfer agent fee earned credits of less than 0.01% of average net assets.
8 Less than $500,000.
9 The inception date for Class R6 shares is 9-1-11.
10 Not annualized.
11 Annualized.
12 Portfolio turnover is shown for the period from 1-1-11 to 12-31-11.

Annual report | Lifestyle Portfolios 35
See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (1940 Act). The Trust is a series company which means it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers multiple investment funds, five of which (collectively, Lifestyle Portfolios or the Portfolios, and individually the Portfolio) are presented in this report. The Lifestyle Portfolios are a series of the Trust and operate as “funds of funds” that invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock funds complex.

The Portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A, Class B and Class C shares are open to all investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are sold to only certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 Plan. Class B shares convert to Class A shares eight years after purchase. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

The accounting policies of the underlying funds of the Portfolios are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029, at jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended December 31, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

Investments by the Portfolios in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Portfolio to make properly authorized payments. The Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Portfolio property that is not segregated, to the maximum extent permitted by law for any overdraft.

36 Lifestyle Portfolios | Annual report

In addition, effective March 30, 2011, the Portfolios and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. Prior to March 30, 2011, the Portfolios had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the year ended December 31, 2011, the Portfolios had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provisions are required.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2011:

	Capital Loss Carryforward
	Expiring at December 31,			No Expiration Date

Portfolio	2016	2017	2018	Short-term	Long-term

Lifestyle Aggressive	$67,288,224	$364,659,388	$69,388,579	—	—
Lifestyle Growth	329,311,236	966,013,756	—	—	—
Lifestyle Balanced	132,396,509	987,127,767	57,148,343	—	—
Lifestyle Moderate	—	151,772,098	17,269,113	—	—
Lifestyle Conservative	—	58,544,975	4,934,051	—	—

As of December 31, 2011, the Portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on December 31, 2011, including short-term investments, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Lifestyle Aggressive	$3,444,802,687	$182,609,094	($89,412,287)	$93,196,807
Lifestyle Growth	10,500,705,741	543,236,874	(226,583,746)	316,653,128
Lifestyle Balanced	10,953,941,271	513,083,638	(145,153,805)	367,929,833
Lifestyle Moderate	3,603,443,896	151,273,769	(69,437,885)	81,835,884
Lifestyle Conservative	3,236,837,718	93,738,274	(31,855,874)	61,882,400

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Lifestyle Aggressive and Lifestyle Growth Portfolios generally declare and pay income dividends and capital gain distributions, if any, at least annually. The Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative Portfolios generally declare and pay income dividends quarterly and capital gain distributions, if any, at least annually.

Annual report | Lifestyle Portfolios 37

During the year ended December 31, 2011, the tax character of distributions paid was as follows:

		2011 Distributions

		Long-Term	Return of
Portfolio	Ordinary Income	Capital Gains	Capital	Total

Lifestyle Aggressive	$66,117,321	—	—	$66,117,321
Lifestyle Growth	264,670,633	—	—	264,670,633
Lifestyle Balanced	372,159,215	—	—	372,159,215
Lifestyle Moderate	142,429,386	—	—	142,429,386
Lifestyle Conservative	130,261,616	—	—	130,261,616

During the year ended December 31, 2010, the tax character of distributions paid was as follows:

		2010 Distributions

		Long-Term	Return of
Portfolio	Ordinary Income	Capital Gains	Capital	Total

Lifestyle Aggressive	$63,697,830	—	—	$63,697,830
Lifestyle Growth	309,249,520	—	—	309,249,520
Lifestyle Balanced	398,943,703	—	—	398,943,703
Lifestyle Moderate	148,004,490	—	—	148,004,490
Lifestyle Conservative	129,906,306	—	—	129,906,306

Distributions paid by the Portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. Net capital losses that are a result of security transactions occurring after October 31, 2011 are treated as occurring on January 1, 2012, the first day of the Portfolios’ next taxable year. As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

		Undistributed
	Undistributed	Long-Term	Capital Loss	Post-October
Portfolio	Ordinary Income	Capital Gains	Carryforward	Deferral

Lifestyle Aggressive	—	—	$501,336,191	$1,804,175
Lifestyle Growth	—	—	1,295,324,992	5,070,170
Lifestyle Balanced	—	—	1,176,672,619	11,913,157
Lifestyle Moderate	—	—	169,041,211	389,646
Lifestyle Conservative	—	—	63,479,026	157,006

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals for all Portfolios.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Portfolios’ financial statement disclosure.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

38 Lifestyle Portfolios | Annual report

Management fee. The Portfolios pay the Adviser a management fee for its services to the Portfolios. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affili-ated funds (Other Assets). Affiliated funds are any funds of the Trust, John Hancock Variable Insurance Trust (JHVIT) and JHF III, excluding John Hancock Money Market Trust B, John Hancock 500 Index Trust B, John Hancock International Equity Index Trust B and John Hancock Total Bond Market Trust B. The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and the corresponding JHVIT Lifestyle Trusts and is equivalent to the sum of: (a) 0.05% of the first $7.5 billion of aggregate net assets and (b) 0.04% of the excess over $7.5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios and the corresponding JHVIT Lifestyle Trusts and is equivalent to the sum of: (a) 0.50% of the first $7.5 billion of aggregate net assets and (b) 0.49% of the excess over $7.5 billion of aggregate net assets.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Adviser, act as subadvisers to the Portfolios. QS Investors, LLC also acts as subadviser consultant. The Portfolios are not responsible for payment of the subadvisory fees. The investment management fees incurred for the year ended December 31, 2011 were equivalent to a gross annual rate of each Portfolio’s average daily net assets as follows:

Portfolio	Annual Rate

Lifestyle Aggressive	0.05%
Lifestyle Growth	0.04%
Lifestyle Balanced	0.04%
Lifestyle Moderate	0.04%
Lifestyle Conservative	0.04%

Expense reimbursements. The Adviser has voluntarily agreed to waive its advisory fee or reimburse each Portfolio so that the aggregate advisory fee retained by the Adviser with respect to both the Portfolio and the underlying investments (after payment of any subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolio’s first $7.5 billion of average daily net assets and 0.49% of the Portfolio’s average daily net assets in excess of $7.5 billion. This voluntary waiver may terminate at any time by the Adviser upon notice to the Trust.

The Adviser has contractually agreed to waive fees and/or reimburse certain class specific expenses, including 12b-1 fees, transfer agent fees, service fees, state registration fees and printing and postage for Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5 and Class R6 shares, to the extent that the above expenses for each class exceed 0.59%, 1.29%, 1.29%, 1.04%, 0.94%, 0.64%, 0.34% and 0.05%, respectively, of the average daily net assets attributable to the classes. This expense fee waiver and/or reimbursement will continue in effect until at least April 30, 2012 for Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class R5 shares and April 30, 2013 for Class R6 shares, unless renewed by mutual agreement of the Portfolios and the Adviser.

For the year ended December 31, 2011, the expense reductions related to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

					Expense Reimbursement by Class

Portfolio	Class A	Class B	Class C	Class R1	Class R3	Class R4	Class R5	Class R6	Class 1	Class 5	Total

Lifestyle Aggressive	$9,951	$7,616	$5,881	$487	$578	$452	$651	$5,278	$172,347	—	$203,241
Lifestyle Growth	18,685	2,605	12,056	455	644	546	723	5,277	280,477	$3,037	324,505
Lifestyle Balanced	11,011	1,278	7,668	260	589	479	680	5,276	160,084	909	188,234
Lifestyle Moderate	—	—	—	—	—	—	—	5,276	—	—	5,276
Lifestyle Conservative	—	—	—	—	—	—	—	5,276	—	—	5,276

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Portfolios are below their expense limitations during this period. The table below outlines the amounts recovered during the year ended December 31, 2011, the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

	Amounts eligible for	Amounts eligible for	Amounts eligible for	Amount recovered
	recovery through	recovery through	recovery through	during the year ended
Portfolio	December 1, 2012	December 1, 2013	December 1, 2014	December 31, 2011

Lifestyle Aggressive	$18,999	$7,850	$11,680	$12,152
Lifestyle Growth	—	—	5,277	15,022
Lifestyle Balanced	—	—	5,276	—
Lifestyle Moderate	—	—	5,276	—
Lifestyle Conservative	—	—	5,276	—

Annual report | Lifestyle Portfolios 39

Amounts recovered by class

Portfolio	Class B

Lifestyle Aggressive	$12,152
Lifestyle Growth	15,022

The investment management fees, including the impact of the expense reductions and recapture described above, incurred for the year ended December 31, 2011 were equivalent to a net annual effective rate of 0.04% of each Portfolio’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended December 31, 2011 amounted to an annual rate of 0.01% of the Portfolios’ average daily net assets.

Distribution and service plans. The Portfolios have a distribution agreement with the Distributor. The Portfolios have adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolios. In addition, under the service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Portfolios pay for certain other services. The Portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolios’ shares.

Share class	12b-1 Fee	Service Fee

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—

Sales charges. Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the year ended December 31, 2011:

Lifestyle Aggressive		Lifestyle Growth	Lifestyle Balanced	Lifestyle Moderate	Lifestyle Conservative

Net sales charges	$811,110	$5,906,538	$6,419,894	$2,344,977	$2,277,209
Retained for printing prospectuses,
advertising and sales literature	127,560	943,398	1,033,415	379,962	370,322
Sales commission to unrelated broker-dealers	666,059	4,868,517	5,307,739	1,942,769	1,877,950
Sales commission to affiliated sales personnel	17,491	94,623	78,740	22,246	28,937

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Portfolios in connection with the sale of Class B and Class C shares. During the year ended December 31, 2011, CDSCs received by the Distributor for Class B and Class C were as follows:

Portfolio	Class B	Class C

Lifestyle Aggressive	$51,352	$19,633
Lifestyle Growth	194,015	70,487
Lifestyle Balanced	172,027	71,675
Lifestyle Moderate	61,913	40,806
Lifestyle Conservative	87,849	59,964

Transfer agent fees. The Portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

40 Lifestyle Portfolios | Annual report

Class level expenses. Class level expenses for the year ended December 31, 2011 were:

		Distribution and	Transfer	State	Printing and
Portfolio	Share class	service fees	agent fees	registration fees	postage

Lifestyle Aggressive	Class A	$593,550	$386,226	$27,328	$17,283
	Class B	242,138	47,021	14,163	3,288
	Class C	1,173,285	228,269	17,992	12,942
	Class R1	71,953	3,561	13,617	835
	Class R3	75,640	4,194	13,700	498
	Class R4	31,786	3,299	14,219	542
	Class R5	5,874	4,782	13,694	525
	Class R6	—	16	5,266	10
	Class 1	1,724,386	—	—	—
	Total	$3,918,612	$677,368	$119,979	$35,923

Lifestyle Growth	Class A	$2,008,391	$1,310,426	$66,929	$65,397
	Class B	937,942	182,932	18,984	14,380
	Class C	4,344,387	846,968	36,953	51,865
	Class R1	120,315	6,013	14,118	1,290
	Class R3	151,201	8,526	14,853	832
	Class R4	69,330	7,214	14,435	753
	Class R5	11,749	9,626	15,254	793
	Class R6	—	16	5,267	10
	Class 1	5,082,406	—	—	—
	Total	$12,725,721	$2,371,721	$186,793	$135,320

Lifestyle Balanced	Class A	$2,049,312	$1,344,216	$66,353	$48,657
	Class B	799,283	156,682	16,766	10,404
	Class C	4,832,596	944,281	43,473	45,722
	Class R1	123,452	6,065	14,290	1,137
	Class R3	243,082	13,734	14,439	970
	Class R4	104,965	11,188	17,277	842
	Class R5	20,443	15,856	14,515	1,106
	Class R6	—	16	5,267	10
	Class 1	5,075,203	—	—	—
	Total	$13,248,336	$2,492,038	$192,380	$108,848

Lifestyle Moderate	Class A	$788,524	$518,823	$35,256	$16,037
	Class B	304,271	60,133	14,775	3,687
	Class C	2,081,292	409,817	29,987	16,945
	Class R1	51,128	2,614	14,249	646
	Class R3	65,298	3,793	13,662	460
	Class R4	26,939	2,870	13,744	471
	Class R5	6,016	5,557	13,644	644
	Class R6	—	16	5,266	10
	Class 1	1,553,640	—	—	—
	Total	$4,877,108	$1,003,623	$140,583	$38,900

Lifestyle Conservative	Class A	$812,589	$540,342	$40,384	$17,555
	Class B	324,062	64,008	14,902	3,231
	Class C	2,191,691	434,073	28,675	17,050
	Class R1	53,313	2,556	14,062	671
	Class R3	66,639	3,846	14,682	446
	Class R4	27,739	3,024	14,027	519
	Class R5	2,965	4,893	15,024	560
	Class R6	—	16	5,266	10
	Class 1	1,255,513	—	—	—
	Total	$4,734,511	$1,052,758	$147,022	$40,042

Trustee expenses. The Portfolio compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Portfolio based on its average daily net assets.

Annual report | Lifestyle Portfolios 41

Note 5 — Portfolio share transactions

Transactions in Portfolio shares for the years ended December 31, 2011 and December 31, 2010 were as follows:

Lifestyle Aggressive

		Year ended 12-31-11	Year ended 12-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	7,464,183	$91,404,027	6,305,037	$70,594,208
Distributions reinvested	243,063	2,751,452	179,719	2,208,744
Repurchased	(4,951,189)	(60,481,347)	(4,272,684)	(47,184,373)
Net increase	2,756,057	$33,674,132	2,212,072	$25,618,579

Class B shares

Sold	383,237	$4,721,859	304,055	$3,382,176
Distributions reinvested	11,799	133,917	11,119	136,983
Repurchased	(342,031)	(4,148,048)	(381,053)	(4,236,010)
Net increase (decrease)	53,005	$707,728	(65,879)	($716,851)

Class C shares

Sold	2,588,465	$31,926,500	2,508,754	$27,954,313
Distributions reinvested	65,280	740,942	51,465	634,050
Repurchased	(1,764,063)	(21,317,749)	(1,821,170)	(20,136,171)
Net increase	889,682	$11,349,693	739,049	$8,452,192

Class R1 shares

Sold	432,325	$5,441,786	331,421	$3,708,886
Distributions reinvested	6,396	72,657	5,029	62,001

Repurchased	(366,618)	(4,506,805)	(223,167)	(2,514,129)
Net increase	72,103	$1,007,638	113,283	$1,256,758

Class R3 shares

Sold	290,766	$3,553,417	407,234	$4,509,668
Distributions reinvested	10,353	117,091	10,847	133,199
Repurchased	(418,553)	(5,043,806)	(380,475)	(4,275,316)
Net increase (decrease)	(117,434)	($1,373,298)	37,606	$367,551

Class R4 shares

Sold	489,290	$6,081,932	228,047	$2,518,760
Distributions reinvested	11,062	124,892	9,198	112,863
Repurchased	(428,018)	(5,286,717)	(359,415)	(3,862,856)
Net increase (decrease)	72,334	$920,107	(122,170)	($1,231,233)

Class R5 shares

Sold	520,513	$6,451,285	357,321	$3,960,507
Distributions reinvested	19,696	222,375	14,983	183,692
Repurchased	(375,287)	(4,504,410)	(359,621)	(4,022,202)
Net increase	164,922	$2,169,250	12,683	$121,997

Class R6 shares[1]

Sold	8,562	$100,000	—	—
Net increase	8,562	$100,000	—	—

Class 1 shares

Sold	10,943,704	$133,645,731	14,472,185	$161,177,263
Distributions reinvested	5,480,200	61,761,848	4,913,019	60,086,218
Repurchased	(19,800,854)	(237,203,958)	(17,954,899)	(199,627,905)
Net increase (decrease)	(3,376,950)	($41,796,379)	1,430,305	$21,635,576

Net increase	522,281	$6,758,871	4,356,949	$55,504,569

42 Lifestyle Portfolios | Annual report

Lifestyle Growth

		Year ended 12-31-11	Year ended 12-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	25,255,690	$325,712,890	18,814,650	$225,001,303
Distributions reinvested	1,135,940	13,619,901	1,030,999	13,227,661
Repurchased	(13,974,478)	(179,071,981)	(10,099,050)	(119,743,641)
Net increase	12,417,152	$160,260,810	9,746,599	$118,485,323

Class B shares

Sold	1,968,564	$25,335,379	1,265,708	$15,127,498
Distributions reinvested	92,910	1,116,780	102,276	1,316,279
Repurchased	(1,198,774)	(15,315,522)	(978,368)	(11,624,127)
Net increase	862,700	$11,136,637	389,616	$4,819,650

Class C shares

Sold	10,273,161	$132,871,906	9,702,393	$115,563,855
Distributions reinvested	430,104	5,165,542	492,454	6,327,921
Repurchased	(6,786,907)	(86,332,541)	(5,375,747)	(63,668,960)
Net increase	3,916,358	$51,704,907	4,819,100	$58,222,816

Class R1 shares

Sold	676,819	$8,740,362	502,427	$5,987,652
Distributions reinvested	17,883	215,130	18,671	240,862
Repurchased	(559,464)	(7,376,787)	(289,081)	(3,493,178)
Net increase	135,238	$1,578,705	232,017	$2,735,336

Class R3 shares

Sold	731,870	$9,416,869	661,010	$7,911,722
Distributions reinvested	32,737	391,859	38,602	494,881
Repurchased	(772,447)	(9,941,308)	(507,021)	(6,122,404)
Net increase (decrease)	(7,840)	($132,580)	192,591	$2,284,199

Class R4 shares

Sold	713,217	$8,872,464	730,506	$8,662,769
Distributions reinvested	30,211	361,630	36,712	470,653
Repurchased	(839,042)	(10,488,230)	(671,736)	(7,797,633)
Net increase (decrease)	(95,614)	($1,254,136)	95,482	$1,335,789

Class R5 shares

Sold	938,722	$12,212,673	734,800	$8,763,730
Distributions reinvested	52,770	631,654	44,173	566,295
Repurchased	(487,392)	(6,260,806)	(624,225)	(7,547,846)
Net increase	504,100	$6,583,521	154,748	$1,782,179

Class R6 shares[1]

Sold	11,535	$141,552	—	—
Distributions reinvested	89	1,057	—	—
Repurchased	(9)	(105)	—	—
Net increase	11,615	$142,504	—	—

Class 1 shares

Sold	18,053,853	$233,685,010	37,252,046	$443,658,442
Distributions reinvested	20,055,879	239,266,634	22,114,970	282,629,320
Repurchased	(50,656,774)	(639,910,781)	(33,910,544)	(402,925,018)
Net increase (decrease)	(12,547,042)	($166,959,137)	25,456,472	$323,362,744

Class 5 shares

Sold	1,704,430	$22,055,655	1,615,561	$19,248,023
Distributions reinvested	240,178	2,862,925	211,140	2,694,142
Repurchased	(240,535)	(3,020,497)	(149,920)	(1,772,039)
Net increase	1,704,073	$21,898,083	1,676,781	$20,170,126

Net increase	6,900,740	$84,959,314	42,763,406	$533,198,162

Annual report | Lifestyle Portfolios 43

Lifestyle Balanced

		Year ended 12-31-11	Year ended 12-31-10
	Shares	Amount	Shares	Amount

Class A shares

Sold	27,583,068	$357,729,036	19,580,426	$240,102,252
Distributions reinvested	1,623,599	20,142,210	1,373,063	17,275,109
Repurchased	(13,281,688)	(171,487,865)	(10,042,103)	(122,781,303)
Net increase	15,924,979	$206,383,381	10,911,386	$134,596,058

Class B shares

Sold	2,068,163	$26,625,612	1,180,688	$14,435,721
Distributions reinvested	136,001	1,676,290	130,755	1,655,395
Repurchased	(1,032,699)	(13,314,679)	(993,298)	(12,095,506)
Net increase	1,171,465	$14,987,223	318,145	$3,995,610

Class C shares

Sold	11,338,347	$147,444,834	12,290,967	$150,133,097
Distributions reinvested	793,316	9,792,429	810,001	10,258,850
Repurchased	(7,232,333)	(93,268,932)	(6,152,559)	(75,155,891)
Net increase	4,899,330	$63,968,331	6,948,409	$85,236,056

Class R1 shares

Sold	553,248	$7,178,427	618,303	$7,531,435
Distributions reinvested	24,934	307,691	25,021	314,158
Repurchased	(376,903)	(4,861,927)	(391,958)	(4,806,555)
Net increase	201,279	$2,624,191	251,366	$3,039,038

Class R3 shares

Sold	865,516	$11,151,510	1,574,471	$18,999,404
Distributions reinvested	77,750	963,283	92,237	1,161,080
Repurchased	(1,041,990)	(13,534,250)	(1,175,431)	(14,485,233)
Net increase (decrease)	(98,724)	($1,419,457)	491,277	$5,675,251

Class R4 shares

Sold	871,720	$11,476,386	1,183,979	$14,474,628
Distributions reinvested	65,932	819,277	75,526	947,259
Repurchased	(1,037,906)	(13,443,059)	(1,087,613)	(13,126,262)
Net increase (decrease)	(100,254)	($1,147,396)	171,892	$2,295,625

Class R5 shares

Sold	1,642,807	$21,488,098	1,413,916	$17,398,471
Distributions reinvested	110,529	1,376,693	107,201	1,345,399
Repurchased	(1,290,830)	(16,820,167)	(884,630)	(10,964,930)
Net increase	462,506	$6,044,624	636,487	$7,778,940

Class R6 shares[1]

Sold	8,248	$103,500	—	—
Net increase	8,248	$103,500	—	—

Class 1 shares

Sold	39,551,115	$511,123,439	48,988,036	$599,105,962
Distributions reinvested	26,838,854	333,196,257	29,027,359	361,980,670
Repurchased	(36,844,586)	(470,092,098)	(28,069,764)	(341,123,667)
Net increase	29,545,383	$374,227,598	49,945,631	$619,962,965

Class 5 shares

Sold	1,240,322	$16,132,683	1,182,532	$14,454,724
Distributions reinvested	160,865	1,995,168	134,459	1,680,372
Repurchased	(259,546)	(3,316,409)	(243,328)	(2,900,034)
Net increase	1,141,641	$14,811,442	1,073,663	$13,235,062

Net increase	53,155,853	$680,583,437	70,748,256	$875,814,605

44 Lifestyle Portfolios | Annual report

Lifestyle Moderate

		Year ended 12-31-11	Year ended 12-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	11,478,695	$145,921,776	7,839,288	$95,797,648
Distributions reinvested	754,289	9,356,716	619,398	7,647,128
Repurchased	(5,332,351)	(67,791,561)	(3,445,806)	(41,973,126)
Net increase	6,900,633	$87,486,931	5,012,880	$61,471,650

Class B shares

Sold	1,075,807	$13,660,530	638,918	$7,781,974
Distributions reinvested	63,595	786,336	57,501	710,843
Repurchased	(367,327)	(4,657,413)	(306,127)	(3,734,736)
Net increase	772,075	$9,789,453	390,292	$4,758,081

Class C shares

Sold	6,906,563	$87,818,079	6,582,442	$79,898,068
Distributions reinvested	457,098	5,659,846	417,998	5,173,078
Repurchased	(3,348,037)	(42,388,595)	(2,412,411)	(29,434,773)
Net increase	4,015,624	$51,089,330	4,588,029	$55,636,373

Class R1 shares

Sold	290,222	$3,703,097	307,418	$3,717,017
Distributions reinvested	13,573	168,255	17,242	212,703
Repurchased	(265,849)	(3,385,518)	(280,296)	(3,438,717)
Net increase	37,946	$485,834	44,364	$491,003

Class R3 shares
Sold	403,702	$5,139,065	283,692	$3,466,476
Distributions reinvested	26,932	333,836	29,029	357,731
Repurchased	(350,836)	(4,432,751)	(264,667)	(3,255,213)
Net increase	79,798	$1,040,150	48,054	$568,994

Class R4 shares

Sold	246,227	$3,128,495	326,284	$3,934,571
Distributions reinvested	22,330	276,444	21,817	268,881
Repurchased	(202,592)	(2,572,826)	(150,156)	(1,811,443)
Net increase	65,965	$832,113	197,945	$2,392,009

Class R5 shares

Sold	790,524	$10,089,122	524,830	$6,382,507
Distributions reinvested	47,006	582,669	38,129	469,165
Repurchased	(474,551)	(6,013,998)	(330,550)	(4,064,450)
Net increase	362,979	$4,657,793	232,409	$2,787,222

Class R6 shares[1]

Sold	7,994	$100,000	—	—
Net increase	7,994	$100,000	—	—

Class 1 shares

Sold	13,082,359	$166,615,780	25,257,401	$306,609,811
Distributions reinvested	9,904,635	122,933,186	10,659,990	130,970,535
Repurchased	(13,422,853)	(169,449,859)	(9,137,901)	(111,993,007)
Net increase	9,564,141	$120,099,107	26,779,490	$325,587,339

Class 5 shares

Sold	612,369	$7,775,812	599,558	$7,284,955
Distributions reinvested	84,958	1,052,566	74,120	910,986
Repurchased	(213,134)	(2,689,762)	(111,299)	(1,350,211)
Net increase	484,193	$6,138,616	562,379	$6,845,730

Net increase	22,291,348	$281,719,327	37,855,842	$460,538,401

Annual report | Lifestyle Portfolios 45

Lifestyle Conservative

		Year ended 12-31-11	Year ended 12-31-10
	Shares	Amount	Shares	Amount

Class A shares

Sold	16,626,365	$214,371,407	10,041,016	$126,533,979
Distributions reinvested	819,424	10,398,314	622,255	7,844,596
Repurchased	(7,591,792)	(97,926,459)	(5,202,312)	(65,496,196)
Net increase	9,853,997	$126,843,262	5,460,959	$68,882,379

Class B shares

Sold	1,213,609	$15,617,448	838,104	$10,539,336
Distributions reinvested	66,498	843,963	64,666	815,716
Repurchased	(562,385)	(7,241,252)	(401,195)	(5,021,870)
Net increase	717,722	$9,220,159	501,575	$6,333,182

Class C shares

Sold	9,052,182	$116,563,348	7,384,187	$92,601,801
Distributions reinvested	469,469	5,958,102	427,536	5,392,803
Repurchased	(4,214,339)	(54,239,302)	(2,745,826)	(34,549,114)
Net increase	5,307,312	$68,282,148	5,065,897	$63,445,490

Class R1 shares

Sold	306,782	$3,975,039	337,200	$4,245,154
Distributions reinvested	14,449	183,680	23,156	292,218
Repurchased	(459,770)	(5,953,530)	(246,997)	(3,145,624)
Net increase (decrease)	(138,539)	($1,794,811)	113,359	$1,391,748

Class R3 shares

Sold	442,216	$5,732,778	438,423	$5,515,699
Distributions reinvested	29,066	369,187	34,350	432,732
Repurchased	(490,152)	(6,346,100)	(309,773)	(3,930,221)
Net increase (decrease)	(18,870)	($244,135)	163,000	$2,018,210

Class R4 shares

Sold	460,870	$5,954,607	315,088	$3,965,586
Distributions reinvested	25,387	322,310	20,102	253,285
Repurchased	(302,677)	(3,897,650)	(137,036)	(1,733,405)
Net increase	183,580	$2,379,267	198,154	$2,485,466

Class R5 shares

Sold	737,253	$9,510,571	430,442	$5,380,666
Distributions reinvested	44,615	566,159	39,422	496,135
Repurchased	(266,887)	(3,452,543)	(438,988)	(5,550,349)
Net increase	514,981	$6,624,187	30,876	$326,452

Class R6 shares[1]

Sold	7,806	$100,000	—	—
Net increase	7,806	$100,000	—	—

Class 1 shares

Sold	24,495,781	$316,021,626	28,313,977	$353,882,230
Distributions reinvested	8,583,834	108,961,974	8,906,887	112,034,998
Repurchased	(12,240,403)	(157,655,502)	(8,990,485)	(114,291,033)
Net increase	20,839,212	$267,328,098	28,230,379	$351,626,195

Net increase	37,267,201	$478,738,175	39,764,199	$496,509,122

[1] Period from 9-1-11 (inception date) to 12-31-11.

As of December 31, 2011, affiliates of the Portfolios owned 100% of shares of beneficial interest of Class R6 of the Lifestyle Aggressive, Lifestyle Growth, Lifestyle Moderate and Lifestyle Conservative Portfolios and 97% of shares of beneficial interest of Class R6 of the Lifestyle Balanced Portfolio.

46 Lifestyle Portfolios | Annual report

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the year ended December 31, 2011:

Portfolio	Purchases	Sales

Lifestyle Aggressive	$999,786,931	$948,451,359
Lifestyle Growth	2,985,903,126	2,789,053,419
Lifestyle Balanced	3,437,298,260	2,655,011,359
Lifestyle Moderate	1,003,497,596	695,993,181
Lifestyle Conservative	948,392,466	452,183,397

Note 7 — Investment in affiliated underlying funds

The Portfolios invest primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investment may represent a significant portion of each underlying fund’s net assets. As of December 31, 2011, the following Portfolios held 5% or more of an affiliated underlying fund’s net assets:

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Aggressive
John Hancock Funds II
All Cap Core	15.99%
All Cap Value	14.22%
Alpha Opportunities	15.65%
Blue Chip Growth	11.54%
Capital Appreciation	11.57%
Capital Appreciation Value	9.50%
China Emerging Leaders	11.15%
Currency Strategies	8.77%
Emerging Markets	14.80%
Equity-Income	12.53%
Fundamental Large Cap Value	19.46%
Fundamental Value	13.28%
Global Absolute Return Strategies	9.08%
Global Real Estate	11.07%
Health Sciences	11.42%
Heritage	16.15%
International Growth Stock	15.54%
International Opportunities	20.86%
International Small Cap	12.39%
International Small Company	19.19%
International Value	11.50%
Large Cap	13.69%
Mid Cap Index	14.98%
Mid Cap Stock	8.57%
Mid Cap Value Equity	13.77%
Mid Value	13.88%
Mutual Shares	17.43%
Natural Resources	12.34%
Real Estate Equity	10.01%
Redwood	9.18%
Small Cap Growth	12.95%
Small Cap Index	12.17%
Small Cap Opportunities	8.31%
Small Cap Value	16.71%
Small Company Growth	16.57%
Small Company Value	8.63%
Smaller Company Growth	16.43%
Technical Opportunities	13.23%
U.S. Equity	10.35%
Value & Restructuring	20.76%
Value	16.94%
John Hancock Funds III
International Core	7.75%
International Value Equity	17.05%
Rainier Growth	8.35%
Strategic Growth	10.39%
John Hancock Investment Trust
Small Cap Intrinsic Value	14.76%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Growth
John Hancock Funds II
Active Bond	7.28%
All Cap Core	46.53%
All Cap Value	31.60%
Alpha Opportunities	41.27%
Blue Chip Growth	26.98%
Capital Appreciation	26.73%
Capital Appreciation Value	32.12%
China Emerging Leaders	36.08%
Currency Strategies	27.04%
Emerging Markets	33.05%
Equity-Income	28.87%
Floating Rate Income	11.75%
Fundamental Large Cap Value	45.60%
Fundamental Value	36.51%
Global Absolute Return Strategies	28.55%
Global Bond	8.07%
Global High Yield	19.45%
Global Real Estate	32.33%
Health Sciences	35.53%
Heritage	33.15%
High Income	29.78%
High Yield	12.97%
Index 500	18.04%
International Growth Stock	35.40%
International Opportunities	40.37%
International Small Cap	23.14%
International Small Company	35.50%
International Value	28.63%
Large Cap	39.43%
Mid Cap Index	60.23%
Mid Cap Stock	18.51%
Mid Cap Value Equity	28.52%
Mid Value	29.06%
Multi Sector Bond	14.94%
Mutual Shares	40.29%
Natural Resources	25.64%
Real Estate Equity	27.11%
Real Return Bond	7.96%
Redwood	27.55%
Small Cap Growth	30.58%
Small Cap Opportunities	13.75%
Small Cap Value	36.43%
Small Company Growth	36.97%
Small Company Value	21.92%
Smaller Company Growth	37.40%
Spectrum Income	15.26%
Strategic Income Opportunities	9.08%
Technical Opportunities	38.01%
Total Return	11.57%
U.S. Equity	31.62%
U.S. High Yield Bond	19.30%
Value & Restructuring	32.64%
Value	35.12%

Annual report | Lifestyle Portfolios 47

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Growth (continued)
John Hancock Funds III
Disciplined Value	9.04%
Global Shareholder Yield	19.02%
International Core	19.18%
International Value Equity	42.88%
Rainier Growth	19.26%
Strategic Growth	24.96%
John Hancock Investment Trust
Small Cap Intrinsic Value	24.08%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Balanced
John Hancock Funds II
Active Bond	36.26%
All Cap Core	37.53%
All Cap Value	21.57%
Alpha Opportunities	30.01%
Blue Chip Growth	18.30%
Capital Appreciation	17.71%
Capital Appreciation Value	29.91%
China Emerging Leaders	36.08%
Core Bond	34.57%
Currency Strategies	28.33%
Emerging Markets	20.79%
Equity-Income	20.42%
Floating Rate Income	25.03%
Fundamental Large Cap Value	34.19%
Fundamental Value	26.94%
Global Absolute Return Strategies	28.55%
Global Bond	41.91%
Global High Yield	35.10%
Global Real Estate	28.21%
Health Sciences	36.77%
Heritage	33.07%
High Income	43.03%
High Yield	23.46%
Index 500	13.02%
International Growth Stock	30.58%
International Opportunities	10.11%
International Small Cap	13.75%
International Small Company	21.30%
International Value	20.99%
Investment Quality Bond	18.82%
Large Cap	29.77%
Mid Cap Index	15.20%
Mid Cap Stock	19.61%
Mid Cap Value Equity	41.05%
Mid Value	28.63%
Multi Sector Bond	40.74%
Mutual Shares	28.27%
Natural Resources	19.58%
Real Estate Equity	29.19%
Real Return Bond	31.71%
Redwood	29.46%
Small Cap Growth	28.93%
Small Cap Opportunities	8.75%
Small Cap Value	30.31%
Small Company Growth	30.01%
Small Company Value	19.60%
Smaller Company Growth	29.57%
Spectrum Income	40.78%
Strategic Income Opportunities	18.39%
Technical Opportunities	28.13%
Total Return	21.94%
U.S. Equity	28.60%
U.S. High Yield Bond	31.45%
Value & Restructuring	20.79%
Value	34.53%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Balanced (continued)
John Hancock Funds III
Disciplined Value	6.26%
Global Shareholder Yield	20.37%
International Core	13.40%
International Value Equity	37.52%
Rainier Growth	12.01%
Strategic Growth	23.69%
John Hancock Hancock Trust
Small Cap Intrinsic Value	16.39%

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Moderate
John Hancock Funds II
Active Bond	20.27%
Alpha Opportunities	7.08%
Blue Chip Growth	7.49%
Capital Appreciation Value	9.24%
Core Bond	30.91%
Currency Strategies	9.35%
Equity-Income	8.65%
Floating Rate Income	11.85%
Fundamental Value	6.65%
Global Absolute Return Strategies	9.60%
Global Bond	15.00%
Global High Yield	14.10%
Global Real Estate	7.56%
High Income	14.40%
High Yield	9.75%
International Growth Stock	6.27%
Investment Quality Bond	25.66%
Mid Cap Stock	5.60%
Mid Value	11.83%
Multi Sector Bond	17.13%
Real Estate Equity	10.19%
Real Return Bond	13.58%
Redwood	10.83%
Small Cap Growth	7.16%
Small Cap Value	6.07%
Small Company Growth	5.02%
Smaller Company Growth	5.29%
Spectrum Income	17.24%
Strategic Income Opportunities	7.57%
Total Bond Market	5.56%
Total Return	12.62%
U.S. Equity	7.14%
U.S. High Yield Bond	12.79%
John Hancock Funds III
Global Shareholder Yield	9.10%
Strategic Growth	14.60%

48 Lifestyle Portfolios | Annual report

Percent of Underlying
Portfolio Affiliate Class NAV	Funds’ Net Assets

Lifestyle Conservative
John Hancock Funds II
Active Bond	23.83%
Core Bond	30.40%
Currency Strategies	8.29%
Equity-Income	5.31%
Floating Rate Income	12.59%
Global Absolute Return Strategies	8.57%
Global Bond	16.78%
Global High Yield	13.69%
Global Real Estate	5.15%
High Income	11.98%
High Yield	9.17%
Investment Quality Bond	38.53%
Multi Sector Bond	16.74%
Real Estate Equity	9.15%
Real Return Bond	18.92%
Redwood	8.70%
Short Term Government Income	100.00%
Small Company Growth	5.57%
Spectrum Income	16.73%
Strategic Income Opportunities	7.81%
Total Bond Market	14.81%
Total Return	13.66%
U.S. High Yield Bond	12.21%
John Hancock Funds III
Global Shareholder Yield	6.14%

Annual report | Lifestyle Portfolios 49

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of securities owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio, Lifestyle Conservative Portfolio which are part of John Hancock Funds II (the “Trust”) at December 31, 2011, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 23, 2012

50 Lifestyle Portfolios | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Portfolios, if any, paid during their taxable year ended December 31, 2011.

Dividend Received Deduction. With respect to the ordinary dividends paid by the Portfolios for the fiscal year ended December 31, 2011, the Portfolios designate the maximum amount allowable for the corporate dividends-received deduction.

Qualified Dividend Income. The Portfolios designate the maximum amount allowable of their net taxable income as quali-fied dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount was reflected on Form 1099-DIV for the calendar year 2011.

Foreign Tax Credit. The following table details the income derived from foreign sources and the amounts the Portfolios intend to pass through as foreign tax credits for the fiscal year ended December 31, 2011:

Portfolio	Foreign Source Income	Foreign Tax Credit

Lifestyle Aggressive	$18,876,278	$1,589,715
Lifestyle Growth	43,019,389	3,608,846
Lifestyle Balanced	27,708,397	2,281,627

Eligible shareholders were mailed a 2011 Form 1099-DIV in early 2012. This Form reflected the tax character of all distributions for calendar year 2011.

Annual report | Lifestyle Portfolios 51

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of each Portfolio and execute policies formulated by the Trustees.

Independent Trustees

		Number of
Name, Year of Birth	Trustee of	John Hancock
Position(s) held with Fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since[1]	by Trustee

Charles L. Bardelis, Born: 1941	2005	210

Director, Island Commuter Corp. (Marine Transport). Trustee of John Hancock Trust
(since 1988), John Hancock Funds II (since 2005) and former Trustee of John Hancock Funds III
(2005–2006).

Peter S. Burgess, Born: 1942	2005	210

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public
Accountant. Partner, Arthur Andersen (independent public accounting firm) (prior to 1999).
Director of the following publicly traded companies: Lincoln Educational Services Corporation
(since 2004), Symetra Financial Corporation (since 2010) and PMA Capital Corporation
(2004–2010). Trustee of John Hancock Trust (since 2005), John Hancock Funds II (since 2005), and former Trustee of John Hancock Funds III (2005–2006).

Grace K. Fey, Born: 1946	2008	210

Chief Executive Officer, Grace Fey Advisors (since 2007); Director & Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee of John Hancock Trust (since 2008) and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2008	210

Chief Executive Officer, T. Hoffman Associates, LLC (since 2003); Director, The Todd
Organization (since 2003); President, Westport Resources Management (2006–2008);
Partner/Operating Head & Senior Managing Director, Putnam Investments (2000–2003);
Executive Vice President, Thomson Corp. (1997–2000) (financial information publishing).
Trustee of John Hancock Trust (since 2008) and John Hancock Funds II (since 2008).

Hassell H. McClellan, Born: 1945	2005	210

Associate Professor, The Graduate School of The Wallace E. Carroll School of Management,
Boston College (since 1984). Trustee of John Hancock Trust (since 2005), John Hancock Funds II
(since 2005) and Trustee of Phoenix Edge Series Funds (since 2008).

James M. Oates, Born: 1946	2005	210

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman,
Emerson Investment Management, Inc. (since 2000); Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (since 1997) (Independent
Chairman, 1997–2006). Director of the following publicly traded companies: Stifel Financial
(since 1996); Investor Financial Services Corporation (1995–2007); and Connecticut River
Bancorp (since 1998); Director of the following Mutual Funds: Phoenix Mutual Funds
(1988–2008); Virtus Funds (since 2008); and Emerson Investment Management (since 2000).
Chairman of the Boards of John Hancock Trust and John Hancock Funds II (since 2005). Trustee of John Hancock Trust (since 2004), John Hancock Funds II (since 2005) and former Trustee of
John Hancock Funds III (2005–2006).

Steven M. Roberts, Born: 1944	2008	210

Board of Governors Deputy Director Division of Banking Supervision and Regulation, Federal
Reserve System (2005–2008); Partner, KPMG (1987–2004). Trustee of John Hancock Trust
(since 2008) and John Hancock Funds II (since September 2008).

52 Lifestyle Portfolios | Annual report

Non-Independent Trustee2

Number of
Name, Year of Birth	Trustee of	John Hancock
Position(s) held with Fund	the Trust	funds overseen
Principal occupation(s) and other directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[3] Born: 1959	2005	210

Senior Executive Vice President, John Hancock Financial Services (since 1999, including prior positions); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds,
LLC, and John Hancock Investment Management Services, LLC (2005–2010); Trustee,
John Hancock Trust (since 2005), John Hancock Funds II (since 2005), and John Hancock retail funds (2005–2010).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

2 Non-Independent Trustees hold positions or are affiliated with the Fund’s investment adviser, subadviser, underwriter or their affiliates.

3 Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his position with Manulife Financial Corporation (or its affiliates), the ultimate parent of the Adviser.

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2009

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions); Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and
John Hancock Funds, LLC (since 2010); Non Independent Trustee, John Hancock retail funds (since 2010);
(President of John Hancock Trust and John Hancock Funds II (since 2009); Trustee, John Hancock retail funds
(since 2010); Senior Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

Thomas M. Kinzler, Born: 1955	2008

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock Funds,
LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock Funds II and
John Hancock Trust (since 2006); Vice President and Associate General Counsel, Massachusetts Mutual
Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund
(2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier Funds
(2004–2006).

Annual report | Lifestyle Portfolios 53

Principal officers who are not Trustees (continued)

Officer
Name, Year of Birth	of the
Position(s) held with Fund	Trust
Principal occupation(s) and other directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2008

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust, John Hancock Advisers, LLC and John Hancock
Investment Management Services, LLC (since 2005); Vice President and Chief Compliance Officer, MFC
Global Investment Management (U.S.), LLC (2005–2008).

Michael J. Leary, Born: 1965	2008

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Treasurer, John Hancock Funds II and John Hancock Trust (since 2009); Treasurer, John Hancock retail funds (2009–2010); Vice President,
John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007);
Assistant Treasurer, John Hancock retail funds (2007–2009 & 2010), John Hancock Funds II and
John Hancock Trust (2007–2009) and John Hancock Funds III (since 2009); Vice President and Director of
Fund Administration, JP Morgan (2004–2007).

Charles A. Rizzo, Born: 1957	2008

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Chief Financial Officer, John Hancock retail funds,
John Hancock Funds II and John Hancock Trust (since 2007); Senior Vice President, John Hancock Advisers, LLC
and John Hancock Investment Management Services, LLC (since 2008); Assistant Treasurer, Goldman Sachs
Mutual Fund Complex (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director and
Treasurer, Scudder Funds, Deutsche Asset Management (2003–2005).

John G. Vrysen, Born: 1955	2008

Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and
Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock Funds II and
John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee,
John Hancock retail funds (since 2009).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

54 Lifestyle Portfolios | Annual report

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management Services, LLC
James R. Boyle†
Charles L. Bardelis*	Subadvisers
Peter S. Burgess*	John Hancock Asset Management
Grace K. Fey
Theron S. Hoffman	Principal distributor
Hassell H. McClellan	John Hancock Funds, LLC
Steven M. Roberts*
Custodian
Officers	State Street Bank and Trust Company
Hugh McHaffie
President	Transfer agent
John Hancock Signature Services, Inc.
Thomas M. Kinzler
Secretary and Chief Legal Officer	Legal counsel
K&L Gates LLP
Francis V. Knox, Jr.
Chief Compliance Officer	Independent registered public accounting firm
PricewaterhouseCoopers LLP
Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

*Member of the Audit Committee
†Non-Independent Trustee

The Portfolios’ proxy voting policies and procedures, as well as the Portfolios’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Portfolios’ complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Portfolios’ Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Lifestyle Portfolios 55

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery

www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	LS00A 12/11
2/12

ITEM 2. CODE OF ETHICS.

(a) As of the end of the fiscal year, December 31, 2011, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR), that applies to its Chief Executive Officer and Chief Financial Officer (respectively, the principal executive officer, the principal financial officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) Not applicable

(c) Not applicable

(d) Not applicable

(e) Not applicable

(f)(1) A copy of the Code of Ethics is attached hereto.

John Hancock Trust

John Hancock Funds

John Hancock Funds II

John Hancock Funds III

Sarbanes-Oxley Code of Ethics

for

Principal Executive, Principal Financial Officers & Treasurer

I.                   Covered Officers/Purpose of the Code

This code of ethics (this “Code”) for John Hancock Trust, John Hancock Funds[1], John Hancock Funds II and John Hancock Funds III, each a registered management investment company under the Investment Company Act of 1940, as amended (“1940 Act”), which may issue shares in separate and distinct series (each investment company and series thereunder to be hereinafter referred to as a “Fund”), applies to each Fund’s Principal Executive Officer (“President”), Principal Financial Officer (“Chief Financial Officer”) and Treasurer (“Treasurer”) (the “Covered Officers” as set forth in Exhibit A) for the purpose of promoting:

⇒      honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

⇒      full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by the Fund;

⇒      compliance with applicable laws and governmental rules and regulations;

⇒      the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

⇒      accountability for adherence to the Code.

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Each of the Covered Officers should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II.                Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

Overview

A “conflict of interest” occurs when a Covered Officer’s private interest interferes with the interests of, or his service to, the Fund.  For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund. Certain conflicts of interest arise out of the relationships between the Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940, as amended (the “Investment Company Act”) and the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as “affiliated persons” of the Fund. Each of the Covered Officers is an officer or employee of the investment adviser or a service provider (“Service Provider”) to the Fund. The Fund’s, the investment adviser’s and the Service Provider’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Fund and the investment adviser and the Service Provider of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund, for the investment adviser or for the Service Provider), be involved in establishing policies and implementing decisions which will have different effects on the investment adviser, the Service Provider and the Fund. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and the Service Provider and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if such participation is performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, it will be deemed to have been handled ethically. In addition, it is recognized by the Fund’s Board of Trustees/Directors (the “Board”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by other Codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but the Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of an Covered Officer should not be placed improperly before the interest of the Fund.

*                      *                      *

2 of 6

Each Covered Officer must:

⇒      not use his/her personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally to the detriment of the Fund;

⇒      not cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than for the benefit of the Fund; and

⇒      not use material non-public knowledge of portfolio transactions made or contemplated for the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

Additionally, conflicts of interest may arise in other situations, the propriety of which may be discussed, if material, with the Fund’s Chief Compliance Officer (“CCO”).  Examples of these include:

⇒      service as a director/trustee on the board of any public or private company;

⇒      the receipt of any non-nominal gifts;

⇒      the receipt of any entertainment from any company with which the Fund has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety (or other formulation as the Fund already uses in another code of conduct);

⇒      any ownership interest in, or any consulting or employment relationship with, any of the Fund’s service providers, other than its investment adviser, any sub-adviser, principal underwriter, administrator or any affiliated person thereof; and

⇒      a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

III.             Disclosure & Compliance

⇒      Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Fund;

⇒      Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund’s directors and auditors, and to governmental regulators and self-regulatory organizations;

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⇒      Each Covered Officer should, to the extent appropriate within his/her area of responsibility, consult with other officers and employees of the Fund and the Fund’s adviser or any sub-adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Fund files with, or submits to, the SEC and in other public communications made by the Fund; and

⇒      It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.              Reporting & Accountability

Each Covered Officer must:

⇒      upon adoption of the Code (or thereafter as applicable, upon becoming an Covered Officer), affirm in writing to the Fund’s CCO that he/she has received, read, and understands the Code;

⇒      annually thereafter affirm to the Fund’s CCO that he/she has complied with the requirements of the Code;

⇒      not retaliate against any employee or Covered Officer or their affiliated persons for reports of potential violations that are made in good faith;

⇒      notify the Fund’s CCO promptly if he/she knows of any violation of this Code (Note: failure to do so is itself a violation of this Code); and

⇒      report at least annually any change in his/her affiliations from the prior year.

The Fund’s CCO is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation.  However, any approvals or waivers sought by the Principal Executive Officer will be considered by the Fund’s Board or the Compliance Committee thereof (the “Committee”).

The Fund will follow these procedures in investigating and enforcing this Code:

⇒      the Fund’s CCO will take all appropriate action to investigate any potential violations reported to him/her;

⇒      if, after such investigation, the CCO believes that no violation has occurred, the CCO is not required to take any further action;

⇒      any matter that the CCO believes is a violation will be reported to the Board or, if applicable, Compliance Committee;

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⇒      if the Board or, if applicable, Compliance Committee concurs that a violation has occurred, the Board, either upon its determination of a violation or upon recommendation of the Compliance Committee, if applicable, will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Service Provider or the investment adviser or its board; or a recommendation to dismiss the Registrant’s Executive Officer;

⇒      the Board, or if applicable the Compliance Committee, will be responsible for granting waivers, as appropriate; and

⇒      any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.                 Other Policies & Procedures

This Code shall be the sole code of ethics adopted by the Fund for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Fund, the Fund’s adviser, any sub-adviser, principal underwriter or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Fund’s and its investment adviser’s codes of ethics under Rule 204A-1 under the Investment Advisers Act and Rule 17j-1 under the Investment Company Act, respectively, are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.              Amendments

Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Fund’s Board, including a majority of independent directors.

VII.           Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Fund’s Board and its counsel, the investment adviser and the relevant Service Providers.

VIII.        Internal Use

The Code is intended solely for the internal use by the Fund and does not constitute an admission, by or on behalf of the Fund, as to any fact, circumstance, or legal conclusion.

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Exhibit A

Persons Covered by this Code of Ethics

(As of September 2010)

John Hancock Trust

⇒      Principal Executive Officer and President – Hugh McHaffie

⇒      Principal Financial Officer and Chief Financial Officer – Charles Rizzo

⇒      Treasurer  – Michael J. Leary

John Hancock Funds

⇒      Principal Executive Officer and President – Keith Hartstein

⇒      Principal Financial Officer and Chief Financial Officer – Charles Rizzo

⇒      Treasurer  – Salvatore Schiavone

John Hancock Funds II

⇒      Principal Executive Officer and President – Hugh McHaffie

⇒      Principal Financial Officer and Chief Financial Officer – Charles Rizzo

⇒      Treasurer  – Michael J. Leary

John Hancock Funds III

⇒      Principal Executive Officer and President – Keith Hartstein

⇒      Principal Financial Officer and Chief Financial Officer – Charles Rizzo

⇒      Treasurer  – Salvatore Schiavone

[1] John Hancock Funds includes the following trusts: John Hancock Bank and Thrift Opportunity Fund; John Hancock Bond Trust; John Hancock California Tax-Free Income Fund; John Hancock Capital Series; John Hancock Current Interest; John Hancock Equity Trust; John Hancock Income Securities Trust; John Hancock Investment Trust; John Hancock Investment Trust II; John Hancock Investment Trust III; John Hancock Investors Trust; John Hancock Municipal Securities Trust; John Hancock Patriot Premium Dividend Fund II; Trust; John Hancock Preferred Income Fund; John Hancock Preferred Income Fund II; John Hancock Preferred Income Fund III; John Hancock Series Trust; John Hancock Sovereign Bond Fund; John Hancock Strategic Series; John Hancock Tax-Exempt Series Fund; John Hancock World Fund; John Hancock Tax-Advantaged Dividend Income Fund and John Hancock Tax-Advantaged Global Shareholder Yield Fund.

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(f)(2) Not applicable

(f)(3) The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that it has one “audit committee financial expert” as that term is defined in Item 3(b) of Form N-CSR: Peter S. Burgess, who is “independent” as that term is defined in Item 3(a) (2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES:

2011: $120,540

2010: $160,644

These fees represent aggregate fees billed for the last two fiscal years (the “Reporting Periods”) for professional services rendered by the principal accountant for the audits of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filing or engagements for such Reporting Periods.

(b) AUDIT RELATED FEES:

2011: $40,948

2010: $42,233

These fees represent the aggregate fees billed for the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by PwC for separate audit reports in connection with security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940 and affiliated service provider internal controls reviews.

(c) TAX FEES:

2011: $8,458

2010: $13,906

These fees represent aggregate fees billed for the Reporting Periods for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. The tax services provided by the principal accountant relate to the review of the Registrant’s tax returns and tax distribution requirements.

(d) ALL OTHER FEES:

2011: $370

2010: $777

These fees represent other fees for John Hancock Funds II billed to the registrant or to control affiliates.

(e) (1) Audit Committee Pre-Approval Policies and Procedures:

The Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(2) Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X: None.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by PwC for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $2,529,075 for the fiscal year ended December 31, 2011 and $2,702,253 for the fiscal year ended December 31, 2010.

(h) The Registrant’s audit committee of the Board of Trustees has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser and service affiliates that were not pre-approved pursuant to paragraph (c) (7ii) of Rule 2-01 of Regulation S-X, to be compatible with maintaining PwC’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Peter S. Burgess - Chairman

Charles L. Bardelis

Steven M. Roberts

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.

(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS. Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS. Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) SEE ATTACHED CODE OF ETHICS.

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Hugh McHaffie
_______________________
Hugh McHaffie
President
Date: February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
_______________________
Hugh McHaffie
President
Date: February 23, 2012

/s/ Charles A. Rizzo
_______________________
Charles A. Rizzo
Chief Financial Officer
Date: February 23, 2012